LVIP Dimensional U.S. Core Equity 1 Fund
Schedule of Investments
September 30, 2024 (unaudited)

	Number of Shares	Value (U.S. $)
COMMON STOCK–99.86%
Aerospace & Defense–1.73%
†AAR Corp.	4,324	$282,617
†AeroVironment, Inc.	1,264	253,432
†AerSale Corp.	2,240	11,312
†Astronics Corp.	3,806	74,362
†Axon Enterprise, Inc.	1,811	723,676
†Boeing Co.	13,849	2,105,602
BWX Technologies, Inc.	5,833	634,047
Cadre Holdings, Inc.	1,500	56,925
Curtiss-Wright Corp.	3,081	1,012,694
†Ducommun, Inc.	1,600	105,328
General Dynamics Corp.	6,237	1,884,821
General Electric Co.	20,420	3,850,804
HEICO Corp.	3,064	703,917
Hexcel Corp.	7,257	448,700
Howmet Aerospace, Inc.	13,657	1,369,114
Huntington Ingalls Industries, Inc.	3,462	915,284
†Kratos Defense & Security Solutions, Inc.	8,962	208,815
L3Harris Technologies, Inc.	5,243	1,247,152
†Leonardo DRS, Inc.	1,000	28,220
Lockheed Martin Corp.	8,124	4,748,965
†Mercury Systems, Inc.	3,446	127,502
Moog, Inc. Class A	2,664	538,181
National Presto Industries, Inc.	1,066	80,099
Northrop Grumman Corp.	2,787	1,471,731
Park Aerospace Corp.	2,423	31,572
†Rocket Lab USA, Inc.	18,596	180,939
RTX Corp.	21,341	2,585,676
Textron, Inc.	9,122	808,027
TransDigm Group, Inc.	1,311	1,870,967
†V2X, Inc.	1,921	107,307
Woodward, Inc.	4,565	782,943
		29,250,731
Air Freight & Logistics–0.52%
†Air Transport Services Group, Inc.	8,512	137,809
CH Robinson Worldwide, Inc.	6,928	764,643
Expeditors International of Washington, Inc.	9,387	1,233,452
FedEx Corp.	9,313	2,548,782
†GXO Logistics, Inc.	9,670	503,517
Hub Group, Inc. Class A	5,350	243,158
†Radiant Logistics, Inc.	2,507	16,120
United Parcel Service, Inc. Class B	24,810	3,382,595
		8,830,076
Automobile Components–0.41%
†Adient PLC	7,115	160,586
†American Axle & Manufacturing Holdings, Inc.	16,351	101,049
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Automobile Components (continued)
†Aptiv PLC	7,711	$555,269
Autoliv, Inc.	8,508	794,392
BorgWarner, Inc.	19,843	720,103
†Cooper-Standard Holdings, Inc.	2,502	34,703
Dana, Inc.	13,970	147,523
†Dorman Products, Inc.	2,903	328,387
†Fox Factory Holding Corp.	3,534	146,661
†Garrett Motion, Inc.	10,267	83,984
Gentex Corp.	18,475	548,523
†Gentherm, Inc.	1,903	88,585
†Goodyear Tire & Rubber Co.	28,808	254,951
LCI Industries	2,502	301,591
Lear Corp.	5,398	589,192
†Modine Manufacturing Co.	8,303	1,102,555
†Motorcar Parts of America, Inc.	2,029	14,994
Patrick Industries, Inc.	3,021	430,100
Phinia, Inc.	4,566	210,173
†QuantumScape Corp.	4,735	27,226
Standard Motor Products, Inc.	2,906	96,479
†Stoneridge, Inc.	3,532	39,523
†Visteon Corp.	1,685	160,479
		6,937,028
Automobiles–0.84%
Ford Motor Co.	157,201	1,660,042
General Motors Co.	45,655	2,047,170
Harley-Davidson, Inc.	12,995	500,697
†Lucid Group, Inc.	21,024	74,215
†Rivian Automotive, Inc. Class A	19,298	216,524
†Tesla, Inc.	34,890	9,128,271
Thor Industries, Inc.	4,199	461,428
Winnebago Industries, Inc.	2,981	173,226
		14,261,573
Banks–4.73%
1st Source Corp.	3,376	202,155
ACNB Corp.	150	6,551
Amalgamated Financial Corp.	3,720	116,696
Amerant Bancorp, Inc.	1,464	31,286
Ameris Bancorp	8,107	505,796
Arrow Financial Corp.	542	15,534
Associated Banc-Corp.	16,938	364,845
Atlantic Union Bankshares Corp.	7,409	279,097
†Axos Financial, Inc.	5,233	329,051
Banc of California, Inc.	11,870	174,845
BancFirst Corp.	3,473	365,533
†Bancorp, Inc.	5,452	291,682
Bank First Corp.	215	19,501
Bank of America Corp.	138,709	5,503,973
LVIP Dimensional U.S. Core Equity 1 Fund–1

LVIP Dimensional U.S. Core Equity 1 Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Banks (continued)
Bank of Hawaii Corp.	3,306	$207,518
Bank of Marin Bancorp	800	16,072
Bank of NT Butterfield & Son Ltd.	6,133	226,185
Bank OZK	11,441	491,849
BankUnited, Inc.	9,140	333,062
Banner Corp.	3,850	229,306
Bar Harbor Bankshares	127	3,917
BayCom Corp.	863	20,470
BCB Bancorp, Inc.	1,717	21,188
Berkshire Hills Bancorp, Inc.	5,646	152,047
†Blue Foundry Bancorp	1,457	14,934
†Blue Ridge Bankshares, Inc.	1,073	3,004
BOK Financial Corp.	5,728	599,263
†Bridgewater Bancshares, Inc.	2,389	33,852
Brookline Bancorp, Inc.	9,434	95,189
Business First Bancshares, Inc.	4,431	113,744
Byline Bancorp, Inc.	2,137	57,207
Cadence Bank	17,713	564,159
Camden National Corp.	1,998	82,557
Capital Bancorp, Inc.	557	14,320
Capital City Bank Group, Inc.	800	28,232
Capitol Federal Financial, Inc.	17,349	101,318
†Carter Bankshares, Inc.	2,800	48,692
Cathay General Bancorp	8,683	372,935
Central Pacific Financial Corp.	5,001	147,580
Citigroup, Inc.	48,521	3,037,415
Citizens & Northern Corp.	836	16,461
Citizens Financial Group, Inc.	19,084	783,780
City Holding Co.	1,769	207,663
Civista Bancshares, Inc.	1,212	21,598
CNB Financial Corp.	543	13,065
†Coastal Financial Corp.	775	41,842
Columbia Banking System, Inc.	821	21,436
†Columbia Financial, Inc.	6,136	104,742
Comerica, Inc.	8,347	500,069
Commerce Bancshares, Inc.	9,923	589,426
Community Financial System, Inc.	5,191	301,441
Community Trust Bancorp, Inc.	2,467	122,511
Community West Bancshares	2,384	45,916
ConnectOne Bancorp, Inc.	5,185	129,884
†CrossFirst Bankshares, Inc.	1,345	22,448
Cullen/Frost Bankers, Inc.	4,148	463,995
†Customers Bancorp, Inc.	3,657	169,868
CVB Financial Corp.	14,317	255,129
Dime Community Bancshares, Inc.	7,277	209,578
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Banks (continued)
Eagle Bancorp, Inc.	3,549	$80,136
East West Bancorp, Inc.	11,093	917,835
Eastern Bankshares, Inc.	8,831	144,740
Enterprise Bancorp, Inc.	321	10,259
Enterprise Financial Services Corp.	3,126	160,239
Equity Bancshares, Inc. Class A	1,380	56,414
Esquire Financial Holdings, Inc.	328	21,389
Farmers National Banc Corp.	3,472	52,497
FB Financial Corp.	5,341	250,653
Fifth Third Bancorp	34,520	1,478,837
Financial Institutions, Inc.	763	19,434
First Bancorp	4,235	176,134
First BanCorp	21,722	459,855
First Bancorp, Inc.	962	25,320
First Bancshares, Inc.	1,363	43,793
First Busey Corp.	7,236	188,281
First Business Financial Services, Inc.	810	36,928
First Citizens BancShares, Inc. Class A	702	1,292,347
First Commonwealth Financial Corp.	10,736	184,122
First Community Bankshares, Inc.	1,307	56,397
First Financial Bancorp	11,350	286,360
First Financial Bankshares, Inc.	8,922	330,203
First Financial Corp.	880	38,588
First Foundation, Inc.	5,112	31,899
First Hawaiian, Inc.	5,650	130,797
First Horizon Corp.	41,366	642,414
First Internet Bancorp	622	21,310
First Interstate BancSystem, Inc. Class A	8,840	271,211
First Merchants Corp.	5,690	211,668
First Mid Bancshares, Inc.	773	30,077
First of Long Island Corp.	1,772	22,806
Flushing Financial Corp.	4,876	71,092
FNB Corp.	32,839	463,358
Fulton Financial Corp.	16,777	304,167
†FVCBankcorp, Inc.	1,285	16,769
German American Bancorp, Inc.	3,237	125,434
Glacier Bancorp, Inc.	7,512	343,298
Great Southern Bancorp, Inc.	2,431	139,321
Greene County Bancorp, Inc.	457	14,121
Guaranty Bancshares, Inc.	509	17,499
Hancock Whitney Corp.	9,517	486,985
Hanmi Financial Corp.	4,000	74,400
HarborOne Bancorp, Inc.	3,325	43,158
HBT Financial, Inc.	916	20,042
LVIP Dimensional U.S. Core Equity 1 Fund–2

LVIP Dimensional U.S. Core Equity 1 Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Banks (continued)
Heartland Financial USA, Inc.	6,250	$354,375
Heritage Commerce Corp.	3,648	36,042
Heritage Financial Corp.	4,420	96,223
Hilltop Holdings, Inc.	6,334	203,701
Hingham Institution For Savings The	127	30,900
Home BancShares, Inc.	18,464	500,190
HomeStreet, Inc.	2,845	44,837
HomeTrust Bancshares, Inc.	901	30,706
Hope Bancorp, Inc.	11,520	144,691
Horizon Bancorp, Inc.	7,246	112,675
Huntington Bancshares, Inc.	62,198	914,311
Independent Bank Corp.	7,462	382,733
Independent Bank Group, Inc.	4,072	234,792
International Bancshares Corp.	6,070	362,925
JPMorgan Chase & Co.	84,938	17,910,027
Kearny Financial Corp.	10,885	74,780
KeyCorp	36,485	611,124
Lakeland Financial Corp.	1,993	129,784
Live Oak Bancshares, Inc.	3,640	172,427
M&T Bank Corp.	7,818	1,392,542
Mercantile Bank Corp.	1,436	62,782
Metrocity Bankshares, Inc.	602	18,433
†Metropolitan Bank Holding Corp.	707	37,174
Mid Penn Bancorp, Inc.	1,043	31,113
Midland States Bancorp, Inc.	1,400	31,332
MidWestOne Financial Group, Inc.	600	17,118
MVB Financial Corp.	502	9,719
National Bank Holdings Corp. Class A	3,762	158,380
NBT Bancorp, Inc.	5,373	237,648
Nicolet Bankshares, Inc.	573	54,796
Northeast Bank	446	34,400
Northfield Bancorp, Inc.	6,724	77,998
Northwest Bancshares, Inc.	14,286	191,147
Norwood Financial Corp.	666	18,368
OceanFirst Financial Corp.	7,155	133,011
OFG Bancorp	5,663	254,382
Old National Bancorp	32,537	607,140
Old Second Bancorp, Inc.	1,794	27,968
Origin Bancorp, Inc.	1,679	53,997
Orrstown Financial Services, Inc.	519	18,663
Pacific Premier Bancorp, Inc.	10,343	260,230
Park National Corp.	1,685	283,046
Parke Bancorp, Inc.	914	19,103
Pathward Financial, Inc.	4,209	277,836
PCB Bancorp	1,065	20,011
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Banks (continued)
Peapack-Gladstone Financial Corp.	2,958	$81,079
Peoples Bancorp, Inc.	3,493	105,104
Peoples Financial Services Corp.	200	9,376
Pinnacle Financial Partners, Inc.	5,894	577,435
†Pioneer Bancorp, Inc.	1,350	14,810
PNC Financial Services Group, Inc.	11,482	2,122,448
†Ponce Financial Group, Inc.	1,264	14,776
Popular, Inc.	7,098	711,716
Preferred Bank	1,509	121,097
Premier Financial Corp.	4,031	94,648
Primis Financial Corp.	868	10,572
Prosperity Bancshares, Inc.	7,651	551,408
Provident Financial Services, Inc.	12,310	228,474
QCR Holdings, Inc.	1,263	93,500
Red River Bancshares, Inc.	323	16,796
Regions Financial Corp.	43,297	1,010,119
Renasant Corp.	6,598	214,435
Republic Bancorp, Inc. Class A	1,755	114,601
S&T Bancorp, Inc.	4,286	179,883
Sandy Spring Bancorp, Inc.	4,310	135,205
Seacoast Banking Corp. of Florida	1,194	31,820
ServisFirst Bancshares, Inc.	4,189	337,005
Shore Bancshares, Inc.	844	11,808
Sierra Bancorp	742	21,429
Simmons First National Corp. Class A	11,060	238,232
SmartFinancial, Inc.	928	27,042
South Plains Financial, Inc.	1,938	65,737
†Southern First Bancshares, Inc.	592	20,175
Southern Missouri Bancorp, Inc.	396	22,370
Southside Bancshares, Inc.	3,707	123,925
SouthState Corp.	6,597	641,096
Stellar Bancorp, Inc.	1,282	33,191
†Sterling Bancorp, Inc.	1,664	7,571
Stock Yards Bancorp, Inc.	2,112	130,923
Synovus Financial Corp.	12,197	542,401
†Texas Capital Bancshares, Inc.	4,980	355,871
TFS Financial Corp.	9,915	127,507
Tompkins Financial Corp.	1,879	108,587
Towne Bank	7,647	252,810
TriCo Bancshares	3,318	141,513
†Triumph Financial, Inc.	3,079	244,904
Truist Financial Corp.	32,455	1,388,100
TrustCo Bank Corp.	2,494	82,477
Trustmark Corp.	7,049	224,299
LVIP Dimensional U.S. Core Equity 1 Fund–3

LVIP Dimensional U.S. Core Equity 1 Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Banks (continued)
U.S. Bancorp	44,245	$2,023,324
UMB Financial Corp.	5,041	529,860
United Bankshares, Inc.	12,883	477,959
United Community Banks, Inc.	9,910	288,183
Unity Bancorp, Inc.	1,592	54,224
Univest Financial Corp.	5,030	141,544
Valley National Bancorp	39,046	353,757
Veritex Holdings, Inc.	2,442	64,273
WaFd, Inc.	8,474	295,319
Washington Trust Bancorp, Inc.	2,170	69,896
Webster Financial Corp.	13,429	625,926
Wells Fargo & Co.	90,480	5,111,215
WesBanco, Inc.	5,095	151,729
West BanCorp, Inc.	852	16,197
Westamerica BanCorp	2,893	142,972
Western Alliance Bancorp	9,181	794,065
Wintrust Financial Corp.	4,836	524,851
WSFS Financial Corp.	6,730	343,163
Zions Bancorp NA	11,022	520,459
		79,828,770
Beverages–1.16%
†Boston Beer Co., Inc. Class A	731	211,361
Brown-Forman Corp. Class A	11,259	552,772
†Celsius Holdings, Inc.	5,811	182,233
Coca-Cola Co.	99,561	7,154,453
Coca-Cola Consolidated, Inc.	822	1,082,081
Constellation Brands, Inc. Class A	5,711	1,471,668
†Duckhorn Portfolio, Inc.	6,506	37,800
Keurig Dr. Pepper, Inc.	31,827	1,192,876
MGP Ingredients, Inc.	1,497	124,625
Molson Coors Beverage Co. Class B	10,324	593,836
†Monster Beverage Corp.	19,708	1,028,166
National Beverage Corp.	3,798	178,278
PepsiCo, Inc.	33,227	5,650,251
†Vita Coco Co., Inc.	3,750	106,163
		19,566,563
Biotechnology–1.94%
†4D Molecular Therapeutics, Inc.	2,900	31,349
AbbVie, Inc.	47,058	9,293,014
†Adicet Bio, Inc.	2,998	4,317
†ADMA Biologics, Inc.	7,106	142,049
†Adverum Biotechnologies, Inc.	1,077	7,561
†Agios Pharmaceuticals, Inc.	2,287	101,611
†Aldeyra Therapeutics, Inc.	6,436	34,690
†Alector, Inc.	5,362	24,987
†Alkermes PLC	3,336	93,375
†Allakos, Inc.	867	566
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Biotechnology (continued)
†Allogene Therapeutics, Inc.	10,092	$28,258
†Alnylam Pharmaceuticals, Inc.	2,227	612,492
Amgen, Inc.	14,776	4,760,975
†Anika Therapeutics, Inc.	1,937	47,844
†Arcellx, Inc.	271	22,631
†Arcturus Therapeutics Holdings, Inc.	2,800	64,988
†Arcus Biosciences, Inc.	2,997	45,824
†Avidity Biosciences, Inc.	3,226	148,170
†Beam Therapeutics, Inc.	1,976	48,412
†Biogen, Inc.	4,340	841,266
†BioMarin Pharmaceutical, Inc.	7,947	558,595
†Bluebird Bio, Inc.	4,185	2,174
†CareDx, Inc.	1,422	44,402
†Catalyst Pharmaceuticals, Inc.	6,124	121,745
†Cullinan Therapeutics, Inc.	1,271	21,277
†Day One Biopharmaceuticals, Inc.	2,358	32,847
†Denali Therapeutics, Inc.	4,195	122,200
†Dynavax Technologies Corp.	5,571	62,061
†Dyne Therapeutics, Inc.	2,343	84,161
†Editas Medicine, Inc.	1,820	6,206
†Emergent BioSolutions, Inc.	5,759	48,088
†Enanta Pharmaceuticals, Inc.	2,114	21,901
†Exact Sciences Corp.	4,843	329,905
†Exelixis, Inc.	20,982	544,483
†Fate Therapeutics, Inc.	3,581	12,533
Gilead Sciences, Inc.	49,809	4,175,987
†GRAIL, Inc.	424	5,834
†Halozyme Therapeutics, Inc.	5,662	324,093
†HilleVax, Inc.	2,430	4,277
†Ideaya Biosciences, Inc.	2,662	84,332
†Immunovant, Inc.	3,450	98,359
†Incyte Corp.	4,643	306,902
†Insmed, Inc.	3,574	260,902
†Intellia Therapeutics, Inc.	2,940	60,417
†Kiniksa Pharmaceuticals International PLC	3,129	78,194
†Kodiak Sciences, Inc.	915	2,388
†Krystal Biotech, Inc.	1,200	218,436
†Kymera Therapeutics, Inc.	498	23,570
†MacroGenics, Inc.	2,941	9,676
†MeiraGTx Holdings PLC	1,922	8,015
†MiMedx Group, Inc.	3,949	23,339
†Moderna, Inc.	8,656	578,480
†Myriad Genetics, Inc.	6,072	166,312
†Natera, Inc.	3,036	385,420
†Neurocrine Biosciences, Inc.	4,841	557,780
†Nuvalent, Inc. Class A	436	44,603
†Olema Pharmaceuticals, Inc.	3,387	40,441
†ORIC Pharmaceuticals, Inc.	1,829	18,747
LVIP Dimensional U.S. Core Equity 1 Fund–4

LVIP Dimensional U.S. Core Equity 1 Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Biotechnology (continued)
†=PDL BioPharma, Inc.	21,857	$26,228
†PMV Pharmaceuticals, Inc.	3,878	5,778
†Prothena Corp. PLC	2,660	44,502
†RAPT Therapeutics, Inc.	2,200	4,422
†Regeneron Pharmaceuticals, Inc.	2,775	2,917,191
†REGENXBIO, Inc.	2,474	25,952
†Relay Therapeutics, Inc.	2,767	19,590
†Replimune Group, Inc.	3,297	36,135
†Sage Therapeutics, Inc.	1,625	11,733
†Sangamo Therapeutics, Inc.	13,158	11,396
†Sarepta Therapeutics, Inc.	2,493	311,351
†SpringWorks Therapeutics, Inc.	300	9,612
†Stoke Therapeutics, Inc.	1,567	19,258
†Sutro Biopharma, Inc.	500	1,730
†Twist Bioscience Corp.	1,237	55,888
†United Therapeutics Corp.	2,357	844,631
†Vanda Pharmaceuticals, Inc.	5,302	24,866
†Veracyte, Inc.	2,721	92,623
†Vericel Corp.	1,820	76,895
†Vertex Pharmaceuticals, Inc.	4,671	2,172,389
†Voyager Therapeutics, Inc.	3,489	20,411
†Xencor, Inc.	5,219	104,954
†Zentalis Pharmaceuticals, Inc.	3,380	12,438
†Zymeworks, Inc.	2,467	30,961
		32,724,395
Broadline Retail–2.67%
†Amazon.com, Inc.	211,320	39,375,256
†Coupang, Inc.	19,217	471,777
Dillard's, Inc. Class A	2,843	1,090,831
eBay, Inc.	35,380	2,303,592
†Etsy, Inc.	4,697	260,824
Kohl's Corp.	9,831	207,434
Macy's, Inc.	35,090	550,562
Nordstrom, Inc.	14,922	335,596
†Ollie's Bargain Outlet Holdings, Inc.	3,936	382,579
†Qurate Retail, Inc.	23,614	14,407
		44,992,858
Building Products–1.34%
A.O. Smith Corp.	8,970	805,775
AAON, Inc.	6,192	667,745
Advanced Drainage Systems, Inc.	6,620	1,040,399
Allegion PLC	4,973	724,765
†American Woodmark Corp.	1,498	139,988
Apogee Enterprises, Inc.	3,439	240,782
Armstrong World Industries, Inc.	4,709	618,904
†AZEK Co., Inc.	9,229	431,917
AZZ, Inc.	2,429	200,660
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Building Products (continued)
†Builders FirstSource, Inc.	12,395	$2,402,895
Carlisle Cos., Inc.	2,931	1,318,217
Carrier Global Corp.	25,366	2,041,709
CSW Industrials, Inc.	1,175	430,508
Fortune Brands Innovations, Inc.	9,293	832,002
†Gibraltar Industries, Inc.	2,498	174,685
Griffon Corp.	4,452	311,640
†Hayward Holdings, Inc.	10,449	160,288
Insteel Industries, Inc.	1,756	54,594
†Janus International Group, Inc.	5,222	52,795
†JELD-WEN Holding, Inc.	11,080	175,175
Johnson Controls International PLC	13,503	1,047,968
Lennox International, Inc.	1,939	1,171,718
Masco Corp.	8,712	731,285
†Masterbrand, Inc.	9,293	172,292
Owens Corning	7,740	1,366,265
Quanex Building Products Corp.	4,360	120,990
†Resideo Technologies, Inc.	14,386	289,734
Simpson Manufacturing Co., Inc.	4,020	768,906
Tecnoglass, Inc.	1,413	97,017
Trane Technologies PLC	6,933	2,695,065
†Trex Co., Inc.	8,010	533,306
UFP Industries, Inc.	5,658	742,386
Zurn Elkay Water Solutions Corp.	2,631	94,558
		22,656,933
Capital Markets–3.05%
Affiliated Managers Group, Inc.	3,261	579,806
Ameriprise Financial, Inc.	5,748	2,700,468
ARES Management Corp. Class A	2,453	382,276
Artisan Partners Asset Management, Inc. Class A	3,789	164,140
B Riley Financial, Inc.	702	3,686
Bank of New York Mellon Corp.	22,761	1,635,605
BGC Group, Inc. Class A	30,856	283,258
BlackRock, Inc.	2,926	2,778,266
Blackstone, Inc.	6,673	1,021,837
Brightsphere Investment Group, Inc.	3,103	78,816
Carlyle Group, Inc.	14,680	632,121
Cboe Global Markets, Inc.	4,909	1,005,707
Charles Schwab Corp.	32,340	2,095,955
CME Group, Inc.	6,950	1,533,518
Cohen & Steers, Inc.	4,071	390,612
†Coinbase Global, Inc. Class A	2,772	493,887
LVIP Dimensional U.S. Core Equity 1 Fund–5

LVIP Dimensional U.S. Core Equity 1 Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Capital Markets (continued)
Diamond Hill Investment Group, Inc.	786	$127,025
†Donnelley Financial Solutions, Inc.	3,408	224,349
Evercore, Inc. Class A	3,735	946,225
FactSet Research Systems, Inc.	1,701	782,205
Federated Hermes, Inc.	9,193	338,027
Franklin Resources, Inc.	20,323	409,508
Goldman Sachs Group, Inc.	8,840	4,376,772
Hamilton Lane, Inc. Class A	2,290	385,613
Houlihan Lokey, Inc.	2,921	461,576
Interactive Brokers Group, Inc. Class A	1,558	217,123
Intercontinental Exchange, Inc.	12,513	2,010,088
Invesco Ltd.	35,679	626,523
Janus Henderson Group PLC	11,212	426,841
Jefferies Financial Group, Inc.	16,565	1,019,576
KKR & Co., Inc.	12,259	1,600,780
Lazard, Inc.	2,493	125,597
LPL Financial Holdings, Inc.	3,385	787,453
MarketAxess Holdings, Inc.	1,677	429,647
Moody's Corp.	4,233	2,008,939
Morgan Stanley	35,904	3,742,633
Morningstar, Inc.	2,645	844,072
MSCI, Inc.	2,026	1,181,016
Nasdaq, Inc.	17,227	1,257,743
Northern Trust Corp.	9,018	811,891
†Open Lending Corp. Class A	1,499	9,174
Oppenheimer Holdings, Inc. Class A	566	28,957
Piper Sandler Cos.	1,314	372,926
PJT Partners, Inc. Class A	1,221	162,808
Raymond James Financial, Inc.	9,654	1,182,229
†Robinhood Markets, Inc. Class A	11,242	263,288
S&P Global, Inc.	5,741	2,965,915
SEI Investments Co.	12,025	832,010
State Street Corp.	14,002	1,238,757
StepStone Group, Inc. Class A	891	50,636
Stifel Financial Corp.	8,981	843,316
†StoneX Group, Inc.	2,592	212,233
T. Rowe Price Group, Inc.	9,926	1,081,239
Tradeweb Markets, Inc. Class A	4,691	580,136
Victory Capital Holdings, Inc. Class A	3,143	174,122
Virtu Financial, Inc. Class A	8,744	266,342
Virtus Investment Partners, Inc.	817	171,121
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Capital Markets (continued)
Westwood Holdings Group, Inc.	147	$2,087
WisdomTree, Inc.	18,923	189,041
		51,547,517
Chemicals–1.93%
AdvanSix, Inc.	4,807	146,037
Air Products & Chemicals, Inc.	4,756	1,416,051
Albemarle Corp.	3,911	370,411
American Vanguard Corp.	3,629	19,234
†Arcadium Lithium PLC	13,295	37,891
Ashland, Inc.	4,435	385,712
†Aspen Aerogels, Inc.	4,300	119,067
Avient Corp.	9,434	474,719
†Axalta Coating Systems Ltd.	21,171	766,178
Balchem Corp.	2,111	371,536
Cabot Corp.	5,734	640,889
Celanese Corp.	4,848	659,134
CF Industries Holdings, Inc.	15,031	1,289,660
Chemours Co.	6,490	131,877
Corteva, Inc.	20,820	1,224,008
Dow, Inc.	33,613	1,836,278
DuPont de Nemours, Inc.	12,964	1,155,222
Eastman Chemical Co.	7,160	801,562
Ecolab, Inc.	5,415	1,382,612
†Ecovyst, Inc.	16,626	113,888
Element Solutions, Inc.	19,266	523,265
FMC Corp.	5,172	341,042
Hawkins, Inc.	1,638	208,796
HB Fuller Co.	4,845	384,596
Huntsman Corp.	17,308	418,854
†Ingevity Corp.	4,179	162,981
Innospec, Inc.	1,961	221,769
International Flavors & Fragrances, Inc.	11,401	1,196,307
†Intrepid Potash, Inc.	612	14,688
Koppers Holdings, Inc.	1,784	65,169
Kronos Worldwide, Inc.	8,371	104,219
Linde PLC	9,605	4,580,240
†LSB Industries, Inc.	3,347	26,910
LyondellBasell Industries NV Class A	23,310	2,235,429
Mativ Holdings, Inc.	7,587	128,903
Minerals Technologies, Inc.	3,668	283,280
Mosaic Co.	18,737	501,777
NewMarket Corp.	927	511,602
Olin Corp.	18,769	900,537
Orion SA	1,161	20,677
†Perimeter Solutions SA	7,699	103,551
PPG Industries, Inc.	8,250	1,092,795
Quaker Chemical Corp.	333	56,107
†Rayonier Advanced Materials, Inc.	10,113	86,567
RPM International, Inc.	7,154	865,634
LVIP Dimensional U.S. Core Equity 1 Fund–6

LVIP Dimensional U.S. Core Equity 1 Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Chemicals (continued)
Sensient Technologies Corp.	3,597	$288,551
Sherwin-Williams Co.	8,142	3,107,557
Stepan Co.	2,327	179,761
Tronox Holdings PLC	12,136	177,550
Westlake Corp.	2,797	420,361
		32,551,441
Commercial Services & Supplies–0.94%
ABM Industries, Inc.	6,155	324,738
ACCO Brands Corp.	15,297	83,675
†ACV Auctions, Inc. Class A	1,324	26,917
Brady Corp. Class A	3,998	306,367
†BrightView Holdings, Inc.	4,456	70,137
Brink's Co.	3,096	358,022
†Casella Waste Systems, Inc. Class A	2,209	219,773
†CECO Environmental Corp.	3,876	109,303
†Cimpress PLC	1,769	144,917
Cintas Corp.	10,668	2,196,328
Civeo Corp.	683	18,714
†Clean Harbors, Inc.	6,114	1,477,815
†Copart, Inc.	17,785	931,934
Deluxe Corp.	5,890	114,796
†Driven Brands Holdings, Inc.	3,542	50,544
Ennis, Inc.	3,323	80,815
†Enviri Corp.	9,121	94,311
†=GCI Liberty, Inc.	8,309	0
†Healthcare Services Group, Inc.	2,712	30,293
HNI Corp.	4,230	227,743
Interface, Inc.	8,682	164,698
†Liquidity Services, Inc.	356	8,117
Matthews International Corp. Class A	2,732	63,382
MillerKnoll, Inc.	9,236	228,683
†Montrose Environmental Group, Inc.	573	15,070
MSA Safety, Inc.	1,744	309,281
†OPENLANE, Inc.	13,984	236,050
Quad/Graphics, Inc.	5,244	23,808
Republic Services, Inc.	7,221	1,450,266
Rollins, Inc.	14,637	740,340
Steelcase, Inc. Class A	12,090	163,094
†Stericycle, Inc.	7,107	433,527
Tetra Tech, Inc.	19,465	917,969
UniFirst Corp.	1,742	346,048
Veralto Corp.	4,043	452,250
Vestis Corp.	9,019	134,383
†Viad Corp.	2,959	106,021
VSE Corp.	600	49,638
Waste Management, Inc.	15,317	3,179,809
		15,889,576
Communications Equipment–0.83%
†Applied Optoelectronics, Inc.	2,558	36,605
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Communications Equipment (continued)
†Arista Networks, Inc.	4,087	$1,568,672
†Aviat Networks, Inc.	681	14,730
†Calix, Inc.	3,340	129,559
†Cambium Networks Corp.	1,717	3,142
†Ciena Corp.	12,663	779,914
Cisco Systems, Inc.	120,470	6,411,413
†Clearfield, Inc.	700	27,272
†Comtech Telecommunications Corp.	2,467	11,866
†Digi International, Inc.	2,900	79,837
†DZS, Inc.	877	553
†F5, Inc.	4,197	924,179
†Harmonic, Inc.	12,292	179,094
†Infinera Corp.	10,500	70,875
Juniper Networks, Inc.	22,261	867,734
†Lumentum Holdings, Inc.	5,089	322,541
Motorola Solutions, Inc.	4,388	1,972,977
†NETGEAR, Inc.	3,638	72,978
†NetScout Systems, Inc.	8,743	190,160
†Ribbon Communications, Inc.	7,554	24,551
†Viasat, Inc.	6,887	82,231
†Viavi Solutions, Inc.	21,760	196,275
		13,967,158
Construction & Engineering–0.73%
AECOM	6,195	639,758
†Ameresco, Inc. Class A	1,754	66,547
†API Group Corp.	7,084	233,914
Arcosa, Inc.	4,724	447,646
Argan, Inc.	1,865	189,167
†Bowman Consulting Group Ltd.	773	18,614
†Cadeler AS ADR	1,367	38,522
Comfort Systems USA, Inc.	2,957	1,154,265
†Construction Partners, Inc. Class A	3,231	225,524
†Dycom Industries, Inc.	3,130	616,923
EMCOR Group, Inc.	4,296	1,849,557
†Fluor Corp.	6,492	309,733
Granite Construction, Inc.	5,660	448,725
†Great Lakes Dredge & Dock Corp.	10,783	113,545
†IES Holdings, Inc.	955	190,637
†Limbach Holdings, Inc.	595	45,077
†MasTec, Inc.	6,507	801,012
†Matrix Service Co.	3,017	34,786
MDU Resources Group, Inc.	18,965	519,831
†MYR Group, Inc.	1,689	172,666
†Northwest Pipe Co.	417	18,819
Primoris Services Corp.	5,175	300,564
Quanta Services, Inc.	6,247	1,862,543
†Sterling Infrastructure, Inc.	3,880	562,678
†Tutor Perini Corp.	7,043	191,288
LVIP Dimensional U.S. Core Equity 1 Fund–7

LVIP Dimensional U.S. Core Equity 1 Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Construction & Engineering (continued)
Valmont Industries, Inc.	1,769	$512,921
†WillScot Holdings Corp.	20,019	752,714
		12,317,976
Construction Materials–0.28%
Eagle Materials, Inc.	4,281	1,231,430
†Knife River Corp.	4,741	423,798
Martin Marietta Materials, Inc.	2,798	1,506,024
†Summit Materials, Inc. Class A	6,910	269,697
U.S. Lime & Minerals, Inc.	740	72,268
Vulcan Materials Co.	5,108	1,279,196
		4,782,413
Consumer Finance–0.92%
Ally Financial, Inc.	25,875	920,891
American Express Co.	17,162	4,654,334
†Atlanticus Holdings Corp.	1,483	52,024
Bread Financial Holdings, Inc.	4,827	229,669
Capital One Financial Corp.	14,031	2,100,862
†Credit Acceptance Corp.	1,131	501,508
Discover Financial Services	16,711	2,344,386
†Encore Capital Group, Inc.	3,279	154,998
†Enova International, Inc.	3,485	292,008
†EZCORP, Inc. Class A	6,690	74,995
FirstCash Holdings, Inc.	4,561	523,603
†Green Dot Corp. Class A	3,997	46,805
†LendingClub Corp.	14,756	168,661
†LendingTree, Inc.	513	29,769
Navient Corp.	13,773	214,721
Nelnet, Inc. Class A	2,759	312,540
†NerdWallet, Inc. Class A	3,266	41,511
OneMain Holdings, Inc.	11,443	538,622
†PRA Group, Inc.	5,542	123,919
PROG Holdings, Inc.	6,205	300,880
Regional Management Corp.	1,098	35,916
SLM Corp.	19,724	451,088
†SoFi Technologies, Inc.	16,505	129,729
Synchrony Financial	21,871	1,090,925
†World Acceptance Corp.	1,118	131,902
		15,466,266
Consumer Staples Distribution & Retail–2.02%
Albertsons Cos., Inc. Class A	31,435	580,919
Andersons, Inc.	4,370	219,112
†BJ's Wholesale Club Holdings, Inc.	10,299	849,462
Casey's General Stores, Inc.	3,343	1,255,999
†Chefs' Warehouse, Inc.	2,580	108,386
Costco Wholesale Corp.	10,697	9,483,104
Dollar General Corp.	8,636	730,347
†Dollar Tree, Inc.	9,394	660,586
†Grocery Outlet Holding Corp.	1,953	34,275
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Consumer Staples Distribution & Retail (continued)
†HF Foods Group, Inc.	4,692	$16,750
Ingles Markets, Inc. Class A	2,345	174,937
Kroger Co.	67,817	3,885,914
Natural Grocers by Vitamin Cottage, Inc.	3,652	108,428
†Performance Food Group Co.	12,066	945,612
PriceSmart, Inc.	1,845	169,334
SpartanNash Co.	5,888	131,950
†Sprouts Farmers Market, Inc.	10,421	1,150,583
Sysco Corp.	17,582	1,372,451
Target Corp.	15,292	2,383,411
†U.S. Foods Holding Corp.	16,963	1,043,224
†United Natural Foods, Inc.	6,297	105,916
Village Super Market, Inc. Class A	618	19,646
Walgreens Boots Alliance, Inc.	24,875	222,880
Walmart, Inc.	101,310	8,180,782
Weis Markets, Inc.	3,330	229,537
		34,063,545
Containers & Packaging–0.70%
Amcor PLC	94,418	1,069,756
AptarGroup, Inc.	5,312	850,929
Ardagh Metal Packaging SA	6,180	23,299
Avery Dennison Corp.	4,042	892,312
Ball Corp.	14,967	1,016,409
Berry Global Group, Inc.	15,811	1,074,832
Crown Holdings, Inc.	7,001	671,256
Graphic Packaging Holding Co.	37,740	1,116,727
Greif, Inc. Class A	4,608	292,337
International Paper Co.	18,555	906,412
Myers Industries, Inc.	2,920	40,354
†O-I Glass, Inc.	15,403	202,087
Packaging Corp. of America	7,234	1,558,203
Pactiv Evergreen, Inc.	3,230	37,177
†Ranpak Holdings Corp.	2,426	15,842
Sealed Air Corp.	8,211	298,059
Silgan Holdings, Inc.	9,063	475,807
Smurfit WestRock PLC	12,881	636,579
Sonoco Products Co.	9,919	541,875
TriMas Corp.	5,477	139,828
		11,860,080
Distributors–0.14%
A-Mark Precious Metals, Inc.	1,648	72,776
Genuine Parts Co.	8,090	1,130,011
LKQ Corp.	12,418	495,726
Pool Corp.	1,930	727,224
Weyco Group, Inc.	723	24,611
		2,450,348
Diversified Consumer Services–0.31%
ADT, Inc.	30,786	222,583
LVIP Dimensional U.S. Core Equity 1 Fund–8

LVIP Dimensional U.S. Core Equity 1 Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Diversified Consumer Services (continued)
†Adtalem Global Education, Inc.	5,122	$386,609
†American Public Education, Inc.	2,213	32,642
†Bright Horizons Family Solutions, Inc.	3,064	429,358
Carriage Services, Inc.	2,326	76,363
†Chegg, Inc.	2,936	5,197
†Coursera, Inc.	7,019	55,731
†Duolingo, Inc.	948	267,355
†Frontdoor, Inc.	5,297	254,203
Graham Holdings Co. Class B	453	372,239
†Grand Canyon Education, Inc.	2,630	373,065
H&R Block, Inc.	10,793	685,895
Laureate Education, Inc.	1,100	18,271
†Mister Car Wash, Inc.	6,772	44,086
OneSpaWorld Holdings Ltd.	4,641	76,623
Perdoceo Education Corp.	7,863	174,873
Service Corp. International	12,808	1,010,935
Strategic Education, Inc.	2,304	213,235
†Stride, Inc.	4,689	400,019
†Universal Technical Institute, Inc.	3,270	53,170
		5,152,452
Diversified Telecommunication Services–0.91%
†Anterix, Inc.	2,400	90,384
AT&T, Inc.	218,680	4,810,960
ATN International, Inc.	2,414	78,069
†Bandwidth, Inc. Class A	4,888	85,589
†Consolidated Communications Holdings, Inc.	10,085	46,794
†Frontier Communications Parent, Inc.	12,661	449,845
IDT Corp. Class B	3,397	129,664
Iridium Communications, Inc.	10,976	334,219
†Liberty Global Ltd. Class A	19,127	407,244
†Liberty Latin America Ltd. Class A	11,079	105,388
Shenandoah Telecommunications Co.	4,651	65,626
Verizon Communications, Inc.	196,220	8,812,240
		15,416,022
Electric Utilities–1.43%
ALLETE, Inc.	3,194	205,023
Alliant Energy Corp.	9,792	594,276
American Electric Power Co., Inc.	12,638	1,296,659
Constellation Energy Corp.	8,864	2,304,817
Duke Energy Corp.	18,887	2,177,671
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Electric Utilities (continued)
Edison International	12,899	$1,123,374
Entergy Corp.	5,703	750,572
Evergy, Inc.	7,526	466,687
Eversource Energy	11,554	786,250
Exelon Corp.	26,594	1,078,387
FirstEnergy Corp.	17,934	795,373
Genie Energy Ltd. Class B	2,298	37,342
†Hawaiian Electric Industries, Inc.	8,248	79,841
IDACORP, Inc.	3,906	402,670
MGE Energy, Inc.	2,722	248,927
NextEra Energy, Inc.	46,179	3,903,511
NRG Energy, Inc.	22,471	2,047,108
OGE Energy Corp.	8,515	349,285
Otter Tail Corp.	3,279	256,287
PG&E Corp.	11,609	229,510
Pinnacle West Capital Corp.	5,231	463,414
Portland General Electric Co.	5,391	258,229
PPL Corp.	23,327	771,657
Southern Co.	26,186	2,361,453
TXNM Energy, Inc.	5,952	260,519
Xcel Energy, Inc.	14,781	965,199
		24,214,041
Electrical Equipment–0.84%
Acuity Brands, Inc.	2,185	601,727
Allient, Inc.	2,562	48,652
†American Superconductor Corp.	1,761	41,560
AMETEK, Inc.	8,278	1,421,415
†Array Technologies, Inc.	1,936	12,778
Atkore, Inc.	4,968	420,988
Eaton Corp. PLC	8,154	2,702,562
Emerson Electric Co.	11,210	1,226,038
EnerSys	3,479	355,032
†Fluence Energy, Inc.	1,145	26,003
†FuelCell Energy, Inc.	25,041	9,516
†GE Vernova, Inc.	5,105	1,301,673
†Generac Holdings, Inc.	1,996	317,125
†GrafTech International Ltd.	5,319	7,021
Hubbell, Inc.	1,924	824,145
LSI Industries, Inc.	2,323	37,517
nVent Electric PLC	8,024	563,766
†Plug Power, Inc.	4,000	9,040
Powell Industries, Inc.	1,172	260,172
Preformed Line Products Co.	206	26,385
Regal Rexnord Corp.	4,739	786,105
Rockwell Automation, Inc.	4,255	1,142,297
Sensata Technologies Holding PLC	13,114	470,268
†Shoals Technologies Group, Inc. Class A	3,212	18,019
†Sunrun, Inc.	12,414	224,197
LVIP Dimensional U.S. Core Equity 1 Fund–9

LVIP Dimensional U.S. Core Equity 1 Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Electrical Equipment (continued)
†Thermon Group Holdings, Inc.	3,728	$111,244
Vertiv Holdings Co. Class A	11,058	1,100,160
†Vicor Corp.	1,501	63,192
		14,128,597
Electronic Equipment, Instruments & Components–1.40%
Advanced Energy Industries, Inc.	3,148	331,295
Amphenol Corp. Class A	33,946	2,211,921
†Arrow Electronics, Inc.	6,651	883,452
Avnet, Inc.	8,965	486,889
Badger Meter, Inc.	2,255	492,515
Bel Fuse, Inc. Class B	1,387	108,893
Belden, Inc.	4,027	471,682
Benchmark Electronics, Inc.	4,152	184,017
CDW Corp.	5,506	1,246,008
Cognex Corp.	7,440	301,320
†Coherent Corp.	7,701	684,696
Corning, Inc.	36,605	1,652,716
Crane NXT Co.	5,256	294,862
CTS Corp.	4,313	208,663
†Daktronics, Inc.	5,746	74,181
†ePlus, Inc.	2,428	238,770
†Fabrinet	2,950	697,498
†FARO Technologies, Inc.	1,676	32,079
†Flex Ltd.	29,928	1,000,493
†Insight Enterprises, Inc.	2,880	620,323
†IPG Photonics Corp.	3,916	291,037
†Itron, Inc.	2,913	311,138
Jabil, Inc.	13,386	1,604,044
†Keysight Technologies, Inc.	6,369	1,012,225
†Kimball Electronics, Inc.	343	6,349
†Knowles Corp.	9,789	176,496
Littelfuse, Inc.	2,042	541,640
†Luna Innovations, Inc.	2,719	6,390
Methode Electronics, Inc.	4,593	54,932
†Mirion Technologies, Inc.	5,893	65,235
Napco Security Technologies, Inc.	1,900	76,874
†nLight, Inc.	6,064	64,824
†Novanta, Inc.	2,315	414,200
†OSI Systems, Inc.	1,492	226,530
†PAR Technology Corp.	1,800	93,744
PC Connection, Inc.	3,183	240,094
†Plexus Corp.	2,182	298,301
Richardson Electronics Ltd.	2,073	25,581
†Rogers Corp.	1,659	187,484
†Sanmina Corp.	5,560	380,582
†ScanSource, Inc.	4,669	224,252
†SmartRent, Inc.	9,964	17,238
TD SYNNEX Corp.	6,774	813,422
TE Connectivity PLC	8,674	1,309,687
†Teledyne Technologies, Inc.	1,933	845,997
†Trimble, Inc.	9,996	620,652
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Electronic Equipment, Instruments & Components (continued)
†TTM Technologies, Inc.	12,750	$232,687
Vishay Intertechnology, Inc.	13,041	246,605
†Vishay Precision Group, Inc.	858	22,222
Vontier Corp.	10,620	358,319
†Zebra Technologies Corp. Class A	1,852	685,833
		23,676,887
Energy Equipment & Services–0.54%
Archrock, Inc.	13,582	274,900
Baker Hughes Co.	31,272	1,130,483
†Bristow Group, Inc.	670	23,242
Cactus, Inc. Class A	3,339	199,238
ChampionX Corp.	17,282	521,052
Core Laboratories, Inc.	3,764	69,747
†DMC Global, Inc.	1,792	23,260
†Expro Group Holdings NV	4,117	70,689
†Forum Energy Technologies, Inc.	581	8,982
Halliburton Co.	41,586	1,208,073
†Helix Energy Solutions Group, Inc.	20,202	224,242
Helmerich & Payne, Inc.	7,597	231,101
†Innovex International, Inc.	4,298	63,095
Liberty Energy, Inc.	13,753	262,545
†Mammoth Energy Services, Inc.	3,494	14,291
†Nabors Industries Ltd.	845	54,477
†Newpark Resources, Inc.	12,083	83,735
Noble Corp. PLC	7,063	255,257
NOV, Inc.	21,887	349,535
†Oceaneering International, Inc.	12,328	306,597
†Oil States International, Inc.	6,670	30,682
†ProPetro Holding Corp.	10,570	80,966
RPC, Inc.	14,752	93,823
Schlumberger NV	41,543	1,742,729
†SEACOR Marine Holdings, Inc.	2,951	28,477
†Seadrill Ltd.	1,119	44,469
Select Water Solutions, Inc.	17,227	191,737
Solaris Energy Infrastructure, Inc. Class A	2,482	31,670
TechnipFMC PLC	24,993	655,566
†TETRA Technologies, Inc.	6,536	20,262
†Tidewater, Inc.	1,101	79,041
†Transocean Ltd.	38,916	165,393
†Valaris Ltd.	2,689	149,912
Weatherford International PLC	5,032	427,317
		9,116,585
Entertainment–0.96%
†Atlanta Braves Holdings, Inc. Class A	2,109	85,334
LVIP Dimensional U.S. Core Equity 1 Fund–10

LVIP Dimensional U.S. Core Equity 1 Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Entertainment (continued)
†Cinemark Holdings, Inc.	8,070	$224,669
Electronic Arts, Inc.	6,314	905,680
†Eventbrite, Inc. Class A	6,000	16,380
†IMAX Corp.	4,896	100,417
†Liberty Media Corp.-Liberty Formula One Class A	11,488	880,754
†Liberty Media Corp.-Liberty Live Class A	5,359	272,233
†Lions Gate Entertainment Corp. Class A	18,098	130,675
†Live Nation Entertainment, Inc.	7,827	856,978
†Madison Square Garden Entertainment Corp.	3,215	136,734
†Madison Square Garden Sports Corp.	382	79,555
Marcus Corp.	3,838	57,839
†Netflix, Inc.	7,867	5,579,827
†Reading International, Inc. Class A	489	797
†ROBLOX Corp. Class A	5,329	235,862
†Roku, Inc.	2,629	196,281
†Sphere Entertainment Co.	3,215	142,039
†Spotify Technology SA	1,210	445,921
†Take-Two Interactive Software, Inc.	6,538	1,004,956
†TKO Group Holdings, Inc.	3,541	438,057
Walt Disney Co.	36,996	3,558,645
†Warner Bros Discovery, Inc.	88,464	729,828
Warner Music Group Corp. Class A	2,536	79,377
		16,158,838
Financial Services–3.39%
†Affirm Holdings, Inc.	7,184	293,251
Apollo Global Management, Inc.	6,950	868,125
†AvidXchange Holdings, Inc.	10,982	89,064
†Berkshire Hathaway, Inc. Class B	38,190	17,577,329
†Block, Inc.	4,058	272,414
†BM Technologies, Inc.	562	1,911
†Cantaloupe, Inc.	2,736	20,246
Cass Information Systems, Inc.	1,874	77,734
Corebridge Financial, Inc.	7,625	222,345
†Corpay, Inc.	4,616	1,443,700
Enact Holdings, Inc.	1,869	67,901
Equitable Holdings, Inc.	22,442	943,237
Essent Group Ltd.	9,692	623,099
†Euronet Worldwide, Inc.	4,413	437,902
EVERTEC, Inc.	623	21,113
Federal Agricultural Mortgage Corp. Class C	1,195	223,955
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Financial Services (continued)
Fidelity National Information Services, Inc.	16,512	$1,382,880
†Fiserv, Inc.	12,330	2,215,084
†Flywire Corp.	2,304	37,763
Global Payments, Inc.	8,159	835,645
†I3 Verticals, Inc. Class A	2,397	51,080
†International Money Express, Inc.	2,436	45,042
Jack Henry & Associates, Inc.	2,961	522,735
Jackson Financial, Inc. Class A	3,086	281,536
†Marqeta, Inc. Class A	7,290	35,867
Mastercard, Inc. Class A	21,982	10,854,712
Merchants Bancorp	1,218	54,761
MGIC Investment Corp.	26,229	671,462
†Mr. Cooper Group, Inc.	6,569	605,530
†NCR Atleos Corp.	6,538	186,529
†NMI Holdings, Inc. Class A	9,001	370,751
†Onity Group, Inc.	819	26,159
†Paymentus Holdings, Inc. Class A	2,017	40,380
†Payoneer Global, Inc.	9,310	70,104
†PayPal Holdings, Inc.	19,280	1,504,418
†Paysafe Ltd.	3,600	80,748
PennyMac Financial Services, Inc.	1,310	149,301
Radian Group, Inc.	13,737	476,537
†Remitly Global, Inc.	4,416	59,130
†Repay Holdings Corp.	5,100	41,616
†Rocket Cos., Inc. Class A	9,767	187,429
†Shift4 Payments, Inc. Class A	1,914	169,580
†Toast, Inc. Class A	7,723	218,638
UWM Holdings Corp.	8,900	75,828
†Velocity Financial, Inc.	535	10,491
Visa, Inc. Class A	39,292	10,803,335
Voya Financial, Inc.	8,511	674,241
Walker & Dunlop, Inc.	3,389	384,957
Waterstone Financial, Inc.	3,925	57,698
Western Union Co.	21,608	257,783
†WEX, Inc.	3,024	634,224
		57,257,300
Food Products–1.03%
Alico, Inc.	234	6,545
Archer-Daniels-Midland Co.	2,032	121,392
B&G Foods, Inc.	9,162	81,359
Bunge Global SA	7,656	739,876
Calavo Growers, Inc.	1,666	47,531
Cal-Maine Foods, Inc.	5,325	398,523
Campbell Soup Co.	16,121	788,639
Conagra Brands, Inc.	20,072	652,741
†Darling Ingredients, Inc.	8,222	305,530
Dole PLC	4,165	67,848
†Farmer Bros Co.	400	792
LVIP Dimensional U.S. Core Equity 1 Fund–11

LVIP Dimensional U.S. Core Equity 1 Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Food Products (continued)
Flowers Foods, Inc.	17,818	$411,061
Fresh Del Monte Produce, Inc.	6,313	186,486
†Freshpet, Inc.	1,480	202,420
General Mills, Inc.	17,739	1,310,025
†Hain Celestial Group, Inc.	9,937	85,756
Hershey Co.	5,358	1,027,557
Hormel Foods Corp.	18,651	591,237
Ingredion, Inc.	5,806	797,919
J & J Snack Foods Corp.	1,370	235,804
J.M. Smucker Co.	5,410	655,151
John B Sanfilippo & Son, Inc.	748	70,544
Kellanova	18,088	1,459,882
Kraft Heinz Co.	31,697	1,112,882
Lamb Weston Holdings, Inc.	5,940	384,556
Lancaster Colony Corp.	1,572	277,568
McCormick & Co., Inc.	7,725	635,797
Mondelez International, Inc. Class A	27,705	2,041,027
†Pilgrim's Pride Corp.	10,200	469,710
†Post Holdings, Inc.	4,512	522,264
Seaboard Corp.	14	43,918
†Simply Good Foods Co.	7,603	264,356
Tootsie Roll Industries, Inc.	1,591	49,273
†TreeHouse Foods, Inc.	5,737	240,839
Tyson Foods, Inc. Class A	13,612	810,731
Utz Brands, Inc.	3,854	68,216
†Vital Farms, Inc.	3,700	129,759
WK Kellogg Co.	4,522	77,371
		17,372,885
Gas Utilities–0.16%
Atmos Energy Corp.	5,780	801,744
Chesapeake Utilities Corp.	776	96,356
National Fuel Gas Co.	5,275	319,718
New Jersey Resources Corp.	8,468	399,690
Northwest Natural Holding Co.	2,733	111,561
ONE Gas, Inc.	2,955	219,911
Southwest Gas Holdings, Inc.	3,302	243,556
Spire, Inc.	3,336	224,479
UGI Corp.	11,119	278,197
		2,695,212
Ground Transportation–1.10%
ArcBest Corp.	1,712	185,666
Avis Budget Group, Inc.	2,450	214,596
Covenant Logistics Group, Inc.	3,400	179,656
CSX Corp.	68,716	2,372,764
FTAI Infrastructure, Inc.	4,825	45,162
Heartland Express, Inc.	11,699	143,664
†Hertz Global Holdings, Inc.	17,404	57,433
JB Hunt Transport Services, Inc.	6,558	1,130,140
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Ground Transportation (continued)
Knight-Swift Transportation Holdings, Inc.	13,736	$741,057
Landstar System, Inc.	3,175	599,662
†Lyft, Inc. Class A	6,092	77,673
Marten Transport Ltd.	9,004	159,371
Norfolk Southern Corp.	6,031	1,498,704
Old Dominion Freight Line, Inc.	6,585	1,308,044
†PAM Transportation Services, Inc.	1,224	22,644
†RXO, Inc.	9,670	270,760
Ryder System, Inc.	5,995	874,071
†Saia, Inc.	1,186	518,590
Schneider National, Inc. Class B	9,043	258,087
†Uber Technologies, Inc.	17,656	1,327,025
†U-Haul Holding Co.	12,126	882,185
Union Pacific Corp.	17,786	4,383,893
Universal Logistics Holdings, Inc.	2,500	107,775
Werner Enterprises, Inc.	6,224	240,184
†XPO, Inc.	9,670	1,039,622
		18,638,428
Health Care Equipment & Supplies–1.74%
Abbott Laboratories	33,572	3,827,544
†Align Technology, Inc.	1,343	341,552
†AngioDynamics, Inc.	5,678	44,175
†Artivion, Inc.	4,470	118,991
†AtriCure, Inc.	1,380	38,695
†Avanos Medical, Inc.	5,480	131,684
†Axogen, Inc.	3,071	43,055
†Axonics, Inc.	1,703	118,529
Baxter International, Inc.	20,388	774,132
Becton Dickinson & Co.	5,266	1,269,633
†Bioventus, Inc. Class A	3,090	36,926
†Boston Scientific Corp.	19,203	1,609,211
CONMED Corp.	1,948	140,100
†Cooper Cos., Inc.	8,507	938,662
DENTSPLY SIRONA, Inc.	12,665	342,715
†Dexcom, Inc.	4,904	328,764
†Edwards Lifesciences Corp.	10,840	715,332
Embecta Corp.	1,053	14,847
†Enovis Corp.	3,676	158,252
†Envista Holdings Corp.	10,550	208,468
GE HealthCare Technologies, Inc.	13,901	1,304,609
†Globus Medical, Inc. Class A	991	70,896
†Haemonetics Corp.	4,127	331,728
†Hologic, Inc.	9,212	750,410
†ICU Medical, Inc.	1,184	215,748
†IDEXX Laboratories, Inc.	2,544	1,285,280
†Inari Medical, Inc.	600	24,744
†Inogen, Inc.	1,392	13,502
†Inspire Medical Systems, Inc.	361	76,189
LVIP Dimensional U.S. Core Equity 1 Fund–12

LVIP Dimensional U.S. Core Equity 1 Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Health Care Equipment & Supplies (continued)
†Insulet Corp.	1,283	$298,618
†Integer Holdings Corp.	3,432	446,160
†Integra LifeSciences Holdings Corp.	6,337	115,143
†Intuitive Surgical, Inc.	5,515	2,709,354
iRadimed Corp.	465	23,385
†Lantheus Holdings, Inc.	4,262	467,755
LeMaitre Vascular, Inc.	1,018	94,562
†LENSAR, Inc.	1,658	7,594
†LivaNova PLC	3,945	207,270
†Masimo Corp.	2,348	313,059
Medtronic PLC	25,795	2,322,324
†Merit Medical Systems, Inc.	4,562	450,862
†Nevro Corp.	1,444	8,072
†=OmniAb, Inc. Earnout Shares	435	0
†=OmniAb, Inc. Earnout Shares.	435	0
†Omnicell, Inc.	2,223	96,923
†OraSure Technologies, Inc.	3,636	15,526
†Orthofix Medical, Inc.	3,866	60,387
†OrthoPediatrics Corp.	984	26,676
†Penumbra, Inc.	719	139,709
†QuidelOrtho Corp.	744	33,926
ResMed, Inc.	3,836	936,444
†RxSight, Inc.	1,447	71,525
†SI-BONE, Inc.	2,500	34,950
†Solventum Corp.	2,726	190,057
†STAAR Surgical Co.	700	26,005
STERIS PLC	4,203	1,019,396
Stryker Corp.	6,250	2,257,875
†Surmodics, Inc.	1,196	46,381
†Tactile Systems Technology, Inc.	3,443	50,302
Teleflex, Inc.	1,857	459,273
†UFP Technologies, Inc.	348	110,212
Utah Medical Products, Inc.	166	11,107
†Varex Imaging Corp.	4,849	57,800
Zimmer Biomet Holdings, Inc.	8,329	899,116
†Zimvie, Inc.	832	13,204
		29,295,325
Health Care Providers & Services–2.61%
†Acadia Healthcare Co., Inc.	7,227	458,264
†Accolade, Inc.	200	770
†AdaptHealth Corp.	6,653	74,713
†Addus HomeCare Corp.	1,490	198,215
†Agilon Health, Inc.	10,936	42,978
†Amedisys, Inc.	2,782	268,491
†AMN Healthcare Services, Inc.	4,516	191,433
†Astrana Health, Inc.	2,925	169,475
†Brookdale Senior Living, Inc.	25,409	172,527
Cardinal Health, Inc.	7,851	867,693
†Castle Biosciences, Inc.	1,800	51,336
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Health Care Providers & Services (continued)
Cencora, Inc.	7,005	$1,576,685
†Centene Corp.	17,165	1,292,181
Chemed Corp.	1,070	643,038
Cigna Group	9,067	3,141,171
†Community Health Systems, Inc.	14,031	85,168
†CorVel Corp.	1,436	469,414
†Cross Country Healthcare, Inc.	2,295	30,845
CVS Health Corp.	37,955	2,386,610
†DaVita, Inc.	5,212	854,403
Elevance Health, Inc.	5,945	3,091,400
Encompass Health Corp.	10,482	1,012,980
†Enhabit, Inc.	5,241	41,404
Ensign Group, Inc.	5,309	763,540
†Enzo Biochem, Inc.	4,600	5,152
†Fulgent Genetics, Inc.	3,138	68,189
HCA Healthcare, Inc.	4,804	1,952,490
†HealthEquity, Inc.	2,091	171,148
†Henry Schein, Inc.	6,745	491,711
†Hims & Hers Health, Inc.	4,626	85,211
Humana, Inc.	3,124	989,496
Labcorp Holdings, Inc.	3,995	892,803
McKesson Corp.	3,228	1,595,988
†ModivCare, Inc.	1,930	27,560
†Molina Healthcare, Inc.	2,528	871,048
National HealthCare Corp.	1,916	240,975
National Research Corp.	414	9,464
†NeoGenomics, Inc.	6,172	91,037
†OPKO Health, Inc.	26,983	40,205
†Option Care Health, Inc.	8,414	263,358
†Owens & Minor, Inc.	8,370	131,325
Patterson Cos., Inc.	9,569	208,987
†Pediatrix Medical Group, Inc.	8,411	97,484
†Pennant Group, Inc.	3,570	127,449
†PetIQ, Inc.	1,604	49,355
Premier, Inc. Class A	6,981	139,620
†Privia Health Group, Inc.	4,493	81,818
†Progyny, Inc.	1,799	30,151
Quest Diagnostics, Inc.	6,015	933,829
†R1 RCM, Inc.	4,491	63,637
†RadNet, Inc.	2,573	178,540
Select Medical Holdings Corp.	14,513	506,068
†Surgery Partners, Inc.	2,745	88,499
†Tenet Healthcare Corp.	9,313	1,547,821
U.S. Physical Therapy, Inc.	1,000	84,630
UnitedHealth Group, Inc.	21,895	12,801,569
Universal Health Services, Inc. Class B	5,985	1,370,625
		44,121,976
Health Care Technology–0.07%
†American Well Corp. Class A	668	6,333
LVIP Dimensional U.S. Core Equity 1 Fund–13

LVIP Dimensional U.S. Core Equity 1 Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Health Care Technology (continued)
†Certara, Inc.	5,749	$67,321
†Definitive Healthcare Corp.	5,123	22,900
†Doximity, Inc. Class A	3,034	132,191
†Evolent Health, Inc. Class A	7,583	214,447
†GoodRx Holdings, Inc. Class A	3,965	27,517
HealthStream, Inc.	2,606	75,157
†Phreesia, Inc.	2,143	48,839
†Schrodinger, Inc.	1,980	36,729
Simulations Plus, Inc.	1,079	34,550
†Teladoc Health, Inc.	5,765	52,923
†TruBridge, Inc.	971	11,613
†Veeva Systems, Inc. Class A	2,496	523,835
		1,254,355
Hotels, Restaurants & Leisure–2.03%
†Airbnb, Inc. Class A	6,484	822,236
Aramark	18,038	698,612
†Biglari Holdings, Inc. Class B	1	172
†BJ's Restaurants, Inc.	1,988	64,729
Bloomin' Brands, Inc.	5,220	86,287
Booking Holdings, Inc.	684	2,881,090
Boyd Gaming Corp.	3,668	237,136
†Brinker International, Inc.	3,450	264,028
†Caesars Entertainment, Inc.	9,211	384,467
†Carnival Corp.	31,390	580,087
†Cava Group, Inc.	1,819	225,283
Cheesecake Factory, Inc.	3,055	123,880
†Chipotle Mexican Grill, Inc.	37,700	2,172,274
Choice Hotels International, Inc.	3,240	422,172
Churchill Downs, Inc.	3,270	442,137
†Chuy's Holdings, Inc.	1,400	52,360
Cracker Barrel Old Country Store, Inc.	2,215	100,450
Darden Restaurants, Inc.	6,466	1,061,265
†Dave & Buster's Entertainment, Inc.	4,590	156,290
†Denny's Corp.	3,860	24,897
Dine Brands Global, Inc.	793	24,765
Domino's Pizza, Inc.	1,117	480,466
†DoorDash, Inc. Class A	5,141	733,775
†DraftKings, Inc. Class A	11,191	438,687
†Dutch Bros, Inc. Class A	1,237	39,621
†El Pollo Loco Holdings, Inc.	3,990	54,663
†Expedia Group, Inc.	4,278	633,230
†First Watch Restaurant Group, Inc.	5,102	79,591
Golden Entertainment, Inc.	2,073	65,901
†Hilton Grand Vacations, Inc.	2,114	76,780
Hilton Worldwide Holdings, Inc.	6,145	1,416,422
Hyatt Hotels Corp. Class A	2,033	309,423
Jack in the Box, Inc.	1,951	90,800
Krispy Kreme, Inc.	3,368	36,172
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Hotels, Restaurants & Leisure (continued)
Las Vegas Sands Corp.	13,661	$687,695
†Life Time Group Holdings, Inc.	2,979	72,747
†Light & Wonder, Inc.	5,966	541,295
Marriott International, Inc. Class A	5,814	1,445,360
Marriott Vacations Worldwide Corp.	3,604	264,822
McDonald's Corp.	15,928	4,850,235
†MGM Resorts International	11,398	445,548
†Norwegian Cruise Line Holdings Ltd.	5,416	111,082
Papa John's International, Inc.	2,370	127,672
†Penn Entertainment, Inc.	9,276	174,945
†Planet Fitness, Inc. Class A	6,007	487,889
†Playa Hotels & Resorts NV	8,564	66,371
†Red Robin Gourmet Burgers, Inc.	2,551	11,250
Red Rock Resorts, Inc. Class A	4,288	233,439
Royal Caribbean Cruises Ltd.	10,175	1,804,638
†Sabre Corp.	19,559	71,782
†Shake Shack, Inc. Class A	1,397	144,184
Six Flags Entertainment Corp.	1,370	55,225
Starbucks Corp.	25,650	2,500,618
†Sweetgreen, Inc. Class A	4,300	152,435
Texas Roadhouse, Inc.	5,372	948,695
Travel & Leisure Co.	3,900	179,712
†United Parks & Resorts, Inc.	4,700	237,820
Vail Resorts, Inc.	2,068	360,432
Wendy's Co.	16,015	280,583
Wingstop, Inc.	2,063	858,373
Wyndham Hotels & Resorts, Inc.	4,719	368,743
Wynn Resorts Ltd.	3,118	298,954
Yum! Brands, Inc.	8,774	1,225,816
		34,288,508
Household Durables–1.31%
†Beazer Homes USA, Inc.	1,618	55,287
†Cavco Industries, Inc.	791	338,738
Century Communities, Inc.	3,148	324,181
†Champion Homes, Inc.	3,677	348,763
Dr. Horton, Inc.	11,635	2,219,609
†Dream Finders Homes, Inc. Class A	3,347	121,195
Ethan Allen Interiors, Inc.	3,617	115,346
Flexsteel Industries, Inc.	262	11,604
Garmin Ltd.	6,913	1,216,895
†GoPro, Inc. Class A	2,300	3,128
†Green Brick Partners, Inc.	1,200	100,224
Hamilton Beach Brands Holding Co. Class A	400	12,172
LVIP Dimensional U.S. Core Equity 1 Fund–14

LVIP Dimensional U.S. Core Equity 1 Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Household Durables (continued)
†Helen of Troy Ltd.	2,108	$130,380
Hooker Furnishings Corp.	1,803	32,598
†Hovnanian Enterprises, Inc. Class A	705	144,081
Installed Building Products, Inc.	2,299	566,175
†iRobot Corp.	1,300	11,297
KB Home	7,508	643,361
La-Z-Boy, Inc.	5,162	221,605
Leggett & Platt, Inc.	12,560	171,067
Lennar Corp. Class A	10,298	1,923,210
†LGI Homes, Inc.	2,369	280,774
†Lovesac Co.	1,377	39,451
†M/I Homes, Inc.	3,970	680,299
Meritage Homes Corp.	3,174	650,892
†Mohawk Industries, Inc.	2,934	471,435
Newell Brands, Inc.	34,587	265,628
†NVR, Inc.	229	2,246,902
PulteGroup, Inc.	18,528	2,659,324
†Purple Innovation, Inc.	2,397	2,370
SharkNinja, Inc.	6,137	667,153
†Sonos, Inc.	2,851	35,039
†Taylor Morrison Home Corp.	11,033	775,179
Tempur Sealy International, Inc.	9,791	534,589
Toll Brothers, Inc.	9,920	1,532,541
†TopBuild Corp.	3,484	1,417,326
†Tri Pointe Homes, Inc.	10,706	485,089
†Universal Electronics, Inc.	1,276	11,777
†Vizio Holding Corp. Class A	6,709	74,940
Whirlpool Corp.	4,124	441,268
Worthington Enterprises, Inc.	3,912	162,152
		22,145,044
Household Products–0.90%
†Central Garden & Pet Co.	7,154	225,837
Church & Dwight Co., Inc.	7,415	776,499
Clorox Co.	4,535	738,797
Colgate-Palmolive Co.	18,519	1,922,457
Energizer Holdings, Inc.	6,619	210,220
Kimberly-Clark Corp.	9,668	1,375,563
Procter & Gamble Co.	54,291	9,403,201
Reynolds Consumer Products, Inc.	1,713	53,274
Spectrum Brands Holdings, Inc.	2,924	278,189
WD-40 Co.	802	206,820
		15,190,857
Independent Power and Renewable Electricity Producers–0.20%
AES Corp.	23,697	475,362
Brookfield Renewable Corp. Class A	8,421	275,030
Clearway Energy, Inc. Class A	11,203	334,426
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Independent Power and Renewable Electricity Producers (continued)
†Montauk Renewables, Inc.	4,020	$20,944
Ormat Technologies, Inc.	5,007	385,239
†Sunnova Energy International, Inc.	2,425	23,619
Vistra Corp.	15,543	1,842,467
		3,357,087
Industrial Conglomerates–0.31%
3M Co.	10,907	1,490,987
Honeywell International, Inc.	18,336	3,790,234
		5,281,221
Insurance–3.24%
Aflac, Inc.	16,933	1,893,109
Allstate Corp.	9,725	1,844,346
†Ambac Financial Group, Inc.	5,809	65,119
†American Coastal Insurance Corp. Class C	1,612	18,167
American Financial Group, Inc.	6,291	846,769
American International Group, Inc.	26,383	1,932,027
AMERISAFE, Inc.	2,406	116,282
Aon PLC Class A	4,664	1,613,697
†Arch Capital Group Ltd.	16,970	1,898,604
Arthur J Gallagher & Co.	3,988	1,122,104
Assurant, Inc.	4,180	831,235
Assured Guaranty Ltd.	6,179	491,354
Axis Capital Holdings Ltd.	7,323	582,984
†Baldwin Insurance Group, Inc.	1,800	89,640
†Brighthouse Financial, Inc.	6,932	312,148
Brown & Brown, Inc.	13,294	1,377,258
Chubb Ltd.	10,470	3,019,443
Cincinnati Financial Corp.	7,701	1,048,260
CNO Financial Group, Inc.	2,788	97,859
Crawford & Co. Class A	2,669	29,426
Donegal Group, Inc. Class A	1,349	19,884
†eHealth, Inc.	2,423	9,886
Employers Holdings, Inc.	3,284	157,534
†Enstar Group Ltd.	1,331	428,036
Erie Indemnity Co. Class A	918	495,555
Everest Group Ltd.	2,122	831,463
F&G Annuities & Life, Inc.	1,879	84,029
Fidelity National Financial, Inc.	15,187	942,505
First American Financial Corp.	8,033	530,258
†Genworth Financial, Inc. Class A	43,794	299,989
Globe Life, Inc.	6,092	645,204
†Goosehead Insurance, Inc. Class A	1,734	154,846
LVIP Dimensional U.S. Core Equity 1 Fund–15

LVIP Dimensional U.S. Core Equity 1 Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Insurance (continued)
†Greenlight Capital Re Ltd. Class A	4,459	$60,865
Hanover Insurance Group, Inc.	3,084	456,771
Hartford Financial Services Group, Inc.	17,899	2,105,101
HCI Group, Inc.	1,995	213,585
†Heritage Insurance Holdings, Inc.	3,747	45,863
Horace Mann Educators Corp.	5,165	180,517
James River Group Holdings Ltd.	3,086	19,349
Kemper Corp.	5,413	331,546
Kinsale Capital Group, Inc.	1,057	492,108
Loews Corp.	10,924	863,542
†Maiden Holdings Ltd.	12,125	21,461
†Markel Group, Inc.	624	978,794
Marsh & McLennan Cos., Inc.	14,477	3,229,674
Mercury General Corp.	6,071	382,352
MetLife, Inc.	27,164	2,240,487
†NI Holdings, Inc.	900	14,112
Old Republic International Corp.	22,806	807,789
†Oscar Health, Inc. Class A	8,880	188,345
†Palomar Holdings, Inc.	897	84,919
Primerica, Inc.	4,918	1,304,008
Principal Financial Group, Inc.	11,444	983,040
†ProAssurance Corp.	6,511	97,925
Progressive Corp.	10,529	2,671,839
Prudential Financial, Inc.	19,150	2,319,065
Reinsurance Group of America, Inc.	4,774	1,040,111
RenaissanceRe Holdings Ltd.	3,891	1,059,908
RLI Corp.	3,097	479,973
Safety Insurance Group, Inc.	2,074	169,612
Selective Insurance Group, Inc.	4,229	394,566
†SiriusPoint Ltd.	13,203	189,331
†Skyward Specialty Insurance Group, Inc.	1,400	57,022
Stewart Information Services Corp.	3,350	250,379
Tiptree, Inc.	2,925	57,242
Travelers Cos., Inc.	14,707	3,443,203
†Trupanion, Inc.	1,512	63,474
United Fire Group, Inc.	3,480	72,836
Universal Insurance Holdings, Inc.	7,335	162,544
Unum Group	9,122	542,212
W.R. Berkley Corp.	18,762	1,064,368
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Insurance (continued)
White Mountains Insurance Group Ltd.	305	$517,341
Willis Towers Watson PLC	3,979	1,171,935
		54,658,134
Interactive Media & Services–4.36%
Alphabet, Inc. Class A	131,399	21,792,524
Alphabet, Inc. Class C	110,225	18,428,518
†Angi, Inc.	2,100	5,418
†Bumble, Inc. Class A	8,172	52,137
†Cargurus, Inc.	7,758	232,973
†Cars.com, Inc.	8,684	145,544
†DHI Group, Inc.	5,517	10,151
†Match Group, Inc.	9,882	373,935
Meta Platforms, Inc. Class A	54,080	30,957,555
†Pinterest, Inc. Class A	9,005	291,492
†QuinStreet, Inc.	3,909	74,779
Shutterstock, Inc.	1,235	43,682
†Snap, Inc. Class A	32,817	351,142
†TripAdvisor, Inc.	8,010	116,065
†TrueCar, Inc.	10,819	37,326
†Vimeo, Inc.	21,580	108,979
†Yelp, Inc.	6,349	222,723
†Zedge, Inc. Class B	1,132	4,188
†Ziff Davis, Inc.	5,206	253,324
†ZipRecruiter, Inc. Class A	3,400	32,300
†ZoomInfo Technologies, Inc.	7,631	78,752
		73,613,507
IT Services–1.22%
Accenture PLC Class A	14,436	5,102,837
†Akamai Technologies, Inc.	7,037	710,385
Amdocs Ltd.	5,634	492,862
†ASGN, Inc.	4,997	465,870
†Cloudflare, Inc. Class A	1,236	99,980
Cognizant Technology Solutions Corp. Class A	17,896	1,381,213
†DigitalOcean Holdings, Inc.	1,591	64,261
†DXC Technology Co.	19,155	397,466
†EPAM Systems, Inc.	1,459	290,385
†Fastly, Inc. Class A	7,448	56,381
†Gartner, Inc.	2,793	1,415,381
†Globant SA	1,717	340,207
†GoDaddy, Inc. Class A	3,510	550,298
†Grid Dynamics Holdings, Inc.	2,476	34,664
Hackett Group, Inc.	2,613	68,644
International Business Machines Corp.	28,803	6,367,767
†Kyndryl Holdings, Inc.	13,287	305,335
†MongoDB, Inc.	1,322	357,403
†Okta, Inc.	6,667	495,625
†Snowflake, Inc. Class A	2,969	341,019
†Twilio, Inc. Class A	7,230	471,541
LVIP Dimensional U.S. Core Equity 1 Fund–16

LVIP Dimensional U.S. Core Equity 1 Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
IT Services (continued)
†Unisys Corp.	5,740	$32,603
†VeriSign, Inc.	3,545	673,408
		20,515,535
Leisure Products–0.20%
Acushnet Holdings Corp.	6,089	388,174
†American Outdoor Brands, Inc.	2,016	18,588
Brunswick Corp.	7,857	658,574
†Funko, Inc. Class A	2,122	25,931
Hasbro, Inc.	7,816	565,253
Johnson Outdoors, Inc. Class A	842	30,480
†Malibu Boats, Inc. Class A	2,224	86,313
†MasterCraft Boat Holdings, Inc.	814	14,823
†Mattel, Inc.	23,363	445,065
Polaris, Inc.	4,675	389,147
Smith & Wesson Brands, Inc.	8,067	104,710
†Topgolf Callaway Brands Corp.	17,355	190,558
†Vista Outdoor, Inc.	7,301	286,053
†YETI Holdings, Inc.	3,031	124,362
		3,328,031
Life Sciences Tools & Services–1.13%
†10X Genomics, Inc. Class A	1,701	38,409
†Adaptive Biotechnologies Corp.	4,935	25,267
Agilent Technologies, Inc.	6,499	964,972
†Avantor, Inc.	27,637	714,969
†Azenta, Inc.	1,860	90,098
†BioLife Solutions, Inc.	2,557	64,027
†Bio-Rad Laboratories, Inc. Class A	1,192	398,819
Bio-Techne Corp.	6,154	491,889
Bruker Corp.	7,953	549,234
†Charles River Laboratories International, Inc.	2,668	525,516
†CryoPort, Inc.	1,498	12,149
†Cytek Biosciences, Inc.	6,300	34,902
Danaher Corp.	12,129	3,372,105
†Fortrea Holdings, Inc.	4,241	84,820
†ICON PLC	1,248	358,563
†Illumina, Inc.	2,544	331,763
†IQVIA Holdings, Inc.	7,712	1,827,513
†Maravai LifeSciences Holdings, Inc. Class A	3,739	31,071
†Medpace Holdings, Inc.	1,490	497,362
Mesa Laboratories, Inc.	369	47,918
†Mettler-Toledo International, Inc.	685	1,027,295
†OmniAb, Inc.	5,630	23,815
†Pacific Biosciences of California, Inc.	7,862	13,365
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Life Sciences Tools & Services (continued)
†Quanterix Corp.	2,102	$27,242
†Repligen Corp.	1,977	294,217
Revvity, Inc.	4,782	610,901
†Seer, Inc.	3,658	7,206
†Sotera Health Co.	13,181	220,123
Thermo Fisher Scientific, Inc.	7,783	4,814,330
†Waters Corp.	2,540	914,121
West Pharmaceutical Services, Inc.	2,013	604,222
		19,018,203
Machinery–2.76%
†3D Systems Corp.	12,600	35,784
AGCO Corp.	8,002	783,076
Alamo Group, Inc.	1,267	228,225
Albany International Corp. Class A	2,740	243,449
Allison Transmission Holdings, Inc.	11,348	1,090,202
Astec Industries, Inc.	2,784	88,921
Atmus Filtration Technologies, Inc.	2,033	76,298
Barnes Group, Inc.	5,223	211,061
†Blue Bird Corp.	1,534	73,571
Caterpillar, Inc.	12,216	4,777,922
Columbus McKinnon Corp.	2,989	107,604
†Commercial Vehicle Group, Inc.	1,272	4,134
Crane Co.	4,432	701,497
Cummins, Inc.	6,637	2,148,994
Deere & Co.	10,122	4,224,214
Donaldson Co., Inc.	11,081	816,670
Douglas Dynamics, Inc.	3,649	100,639
Dover Corp.	6,895	1,322,047
†Energy Recovery, Inc.	5,205	90,515
Enerpac Tool Group Corp.	5,155	215,943
Enpro, Inc.	2,019	327,441
Esab Corp.	3,676	390,796
ESCO Technologies, Inc.	2,378	306,714
Federal Signal Corp.	4,850	453,281
Flowserve Corp.	9,087	469,707
Fortive Corp.	13,093	1,033,430
Franklin Electric Co., Inc.	3,933	412,257
†Gates Industrial Corp. PLC	6,364	111,688
Gorman-Rupp Co.	3,528	137,416
Graco, Inc.	5,884	514,909
Greenbrier Cos., Inc.	3,320	168,955
Helios Technologies, Inc.	4,083	194,759
Hillenbrand, Inc.	7,862	218,564
†Hillman Solutions Corp.	11,424	120,637
Hyster-Yale, Inc.	2,265	144,439
IDEX Corp.	2,515	539,467
Illinois Tool Works, Inc.	9,327	2,444,327
Ingersoll Rand, Inc.	15,342	1,505,971
LVIP Dimensional U.S. Core Equity 1 Fund–17

LVIP Dimensional U.S. Core Equity 1 Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Machinery (continued)
ITT, Inc.	6,662	$996,036
John Bean Technologies Corp.	2,531	249,329
Kadant, Inc.	857	289,666
Kennametal, Inc.	8,400	217,812
†L.B. Foster Co. Class A	1,339	27,356
Lincoln Electric Holdings, Inc.	4,061	779,793
Lindsay Corp.	1,086	135,359
Luxfer Holdings PLC	1,823	23,608
†Manitowoc Co., Inc.	5,279	50,784
†Middleby Corp.	4,387	610,363
Miller Industries, Inc.	382	23,302
Mueller Industries, Inc.	10,558	782,348
Mueller Water Products, Inc. Class A	14,392	312,306
†NN, Inc.	2,981	11,626
Nordson Corp.	1,898	498,472
Omega Flex, Inc.	333	16,623
Oshkosh Corp.	4,650	465,977
Otis Worldwide Corp.	12,746	1,324,819
PACCAR, Inc.	18,035	1,779,694
Parker-Hannifin Corp.	2,653	1,676,218
Park-Ohio Holdings Corp.	1,206	37,024
Pentair PLC	13,103	1,281,342
†Proto Labs, Inc.	1,861	54,658
†RBC Bearings, Inc.	1,225	366,741
REV Group, Inc.	7,071	198,412
Shyft Group, Inc.	3,500	43,925
Snap-on, Inc.	2,574	745,714
†SPX Technologies, Inc.	3,638	580,115
Standex International Corp.	784	143,300
Stanley Black & Decker, Inc.	6,307	694,590
†Stratasys Ltd.	4,881	40,561
†Symbotic, Inc.	1,331	32,463
Tennant Co.	1,546	148,478
Terex Corp.	5,972	315,979
Timken Co.	6,955	586,237
†Titan International, Inc.	4,215	34,268
Toro Co.	6,600	572,418
Trinity Industries, Inc.	8,244	287,221
Wabash National Corp.	7,597	145,786
Watts Water Technologies, Inc. Class A	2,301	476,744
Westinghouse Air Brake Technologies Corp.	8,019	1,457,614
Xylem, Inc.	8,817	1,190,560
		46,541,165
Marine Transportation–0.09%
Costamare, Inc.	10,400	163,488
Genco Shipping & Trading Ltd.	1,685	32,858
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Marine Transportation (continued)
†Kirby Corp.	5,754	$704,462
Matson, Inc.	3,958	564,490
		1,465,298
Media–1.15%
†Advantage Solutions, Inc.	1,590	5,454
†Altice USA, Inc. Class A	14,605	35,928
†AMC Networks, Inc. Class A	4,165	36,194
†Boston Omaha Corp. Class A	1,169	17,383
Cable One, Inc.	488	170,698
†Charter Communications, Inc. Class A	5,002	1,621,048
Comcast Corp. Class A	195,671	8,173,178
†comScore, Inc.	41	278
†EchoStar Corp. Class A	6,318	156,813
Entravision Communications Corp. Class A	11,605	24,022
†EW Scripps Co. Class A	6,953	15,610
Fox Corp. Class A	22,548	914,914
†Gannett Co., Inc.	20,670	116,165
Gray Television, Inc.	12,929	69,299
†Integral Ad Science Holding Corp.	5,146	55,628
Interpublic Group of Cos., Inc.	32,184	1,017,980
John Wiley & Sons, Inc. Class A	3,749	180,890
†Liberty Broadband Corp. Class A	6,444	497,482
†Magnite, Inc.	6,973	96,576
New York Times Co. Class A	12,678	705,784
News Corp. Class A	27,741	750,856
Nexstar Media Group, Inc.	5,697	941,999
Omnicom Group, Inc.	14,327	1,481,269
Paramount Global Class A	31,115	332,442
†PubMatic, Inc. Class A	2,989	44,446
Scholastic Corp.	4,716	150,959
Sinclair, Inc.	2,784	42,595
Sirius XM Holdings, Inc.	20,823	492,464
†Stagwell, Inc.	6,093	42,773
†TechTarget, Inc.	700	17,115
TEGNA, Inc.	19,613	309,493
†Thryv Holdings, Inc.	3,667	63,182
†Trade Desk, Inc. Class A	6,873	753,625
†WideOpenWest, Inc.	3,108	16,317
		19,350,859
Metals & Mining–0.98%
Alcoa Corp.	15,794	609,332
Alpha Metallurgical Resources, Inc.	1,385	327,109
Arch Resources, Inc.	2,884	398,453
†ATI, Inc.	9,302	622,397
Carpenter Technology Corp.	4,365	696,567
†Century Aluminum Co.	9,619	156,116
LVIP Dimensional U.S. Core Equity 1 Fund–18

LVIP Dimensional U.S. Core Equity 1 Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Metals & Mining (continued)
†Cleveland-Cliffs, Inc.	42,600	$544,002
†Coeur Mining, Inc.	23,894	164,391
Commercial Metals Co.	12,040	661,718
Compass Minerals International, Inc.	3,859	46,385
Ferroglobe PLC	12,975	60,204
Freeport-McMoRan, Inc.	38,469	1,920,372
Haynes International, Inc.	1,268	75,497
Hecla Mining Co.	58,317	388,974
Kaiser Aluminum Corp.	1,961	142,212
Materion Corp.	1,890	211,415
†Metallus, Inc.	6,778	100,518
†MP Materials Corp.	4,592	81,049
Newmont Corp.	24,162	1,291,459
†Nexa Resources SA	1,997	14,518
Nucor Corp.	16,697	2,510,227
Olympic Steel, Inc.	684	26,676
Radius Recycling, Inc.	2,756	51,096
Ramaco Resources, Inc. Class A	5,604	64,689
Reliance, Inc.	2,955	854,616
Royal Gold, Inc.	5,496	771,089
Ryerson Holding Corp.	3,181	63,334
Southern Copper Corp.	5,001	578,466
Steel Dynamics, Inc.	13,516	1,704,097
SunCoke Energy, Inc.	15,427	133,906
†Tredegar Corp.	3,092	22,541
U.S. Steel Corp.	19,736	697,273
Warrior Met Coal, Inc.	5,674	362,569
Worthington Steel, Inc.	3,912	133,047
		16,486,314
Multi-Utilities–0.61%
Ameren Corp.	8,666	757,928
Avista Corp.	5,502	213,203
Black Hills Corp.	4,628	282,863
CenterPoint Energy, Inc.	22,804	670,894
CMS Energy Corp.	11,396	804,900
Consolidated Edison, Inc.	10,269	1,069,311
Dominion Energy, Inc.	21,497	1,242,312
DTE Energy Co.	6,090	782,017
NiSource, Inc.	16,856	584,060
Northwestern Energy Group, Inc.	3,593	205,592
Public Service Enterprise Group, Inc.	16,849	1,503,099
Sempra	13,832	1,156,770
Unitil Corp.	1,492	90,385
WEC Energy Group, Inc.	9,957	957,664
		10,320,998
Oil, Gas & Consumable Fuels–4.31%
Antero Midstream Corp.	23,697	356,640
†Antero Resources Corp.	18,631	533,778
APA Corp.	18,840	460,826
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Oil, Gas & Consumable Fuels (continued)
Ardmore Shipping Corp.	7,654	$138,537
Berry Corp.	5,961	30,640
California Resources Corp.	3,924	205,892
†Centrus Energy Corp. Class A	1,440	78,984
Cheniere Energy, Inc.	8,491	1,527,021
Chesapeake Energy Corp.	9,890	813,453
Chevron Corp.	49,301	7,260,558
Chord Energy Corp.	2,891	376,495
†Clean Energy Fuels Corp.	25,088	78,024
†CNX Resources Corp.	18,203	592,872
Comstock Resources, Inc.	15,974	177,791
ConocoPhillips	45,870	4,829,194
CONSOL Energy, Inc.	4,705	492,378
Coterra Energy, Inc.	60,011	1,437,263
Crescent Energy Co. Class A	3,663	40,110
CVR Energy, Inc.	8,133	187,303
Delek U.S. Holdings, Inc.	6,287	117,881
Devon Energy Corp.	39,817	1,557,641
DHT Holdings, Inc.	14,019	154,630
Diamondback Energy, Inc.	11,933	2,057,249
Dorian LPG Ltd.	4,395	151,276
DT Midstream, Inc.	4,017	315,977
†EnLink Midstream LLC	18,193	263,980
EOG Resources, Inc.	23,416	2,878,529
EQT Corp.	26,032	953,813
Evolution Petroleum Corp.	4,707	24,994
Excelerate Energy, Inc. Class A	2,242	49,346
Exxon Mobil Corp.	132,640	15,548,061
FutureFuel Corp.	4,566	26,255
†Green Plains, Inc.	4,898	66,319
†Gulfport Energy Corp.	612	92,626
†Hallador Energy Co.	3,076	29,007
Hess Corp.	14,210	1,929,718
HF Sinclair Corp.	16,418	731,750
International Seaways, Inc.	3,390	174,788
Kinder Morgan, Inc.	61,710	1,363,174
Kinetik Holdings, Inc.	3,212	145,375
†Kosmos Energy Ltd.	44,165	177,985
Magnolia Oil & Gas Corp. Class A	17,053	416,434
Marathon Oil Corp.	44,625	1,188,364
Marathon Petroleum Corp.	17,314	2,820,624
Matador Resources Co.	11,368	561,807
Murphy Oil Corp.	15,669	528,672
NACCO Industries, Inc. Class A	200	5,670
New Fortress Energy, Inc.	7,583	68,930
Nordic American Tankers Ltd.	15,205	55,802
Northern Oil & Gas, Inc.	1,952	69,120
Occidental Petroleum Corp.	37,542	1,934,915
ONEOK, Inc.	22,451	2,045,960
Ovintiv, Inc.	18,110	693,794
†Par Pacific Holdings, Inc.	6,187	108,891
LVIP Dimensional U.S. Core Equity 1 Fund–19

LVIP Dimensional U.S. Core Equity 1 Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Oil, Gas & Consumable Fuels (continued)
PBF Energy, Inc. Class A	14,133	$437,416
Peabody Energy Corp.	15,632	414,873
Permian Resources Corp.	28,668	390,172
Phillips 66	15,181	1,995,542
PHX Minerals, Inc.	1,806	6,104
Range Resources Corp.	18,226	560,632
†REX American Resources Corp.	3,126	144,703
Riley Exploration Permian, Inc.	744	19,709
Scorpio Tankers, Inc.	6,981	497,745
SFL Corp. Ltd.	13,649	157,919
Sitio Royalties Corp. Class A	3,933	81,964
SM Energy Co.	15,164	606,105
†Southwestern Energy Co.	52,528	373,474
†Talos Energy, Inc.	7,201	74,530
Targa Resources Corp.	9,633	1,425,780
†Teekay Corp.	13,659	125,663
Teekay Tankers Ltd. Class A	5,037	293,405
Texas Pacific Land Corp.	740	654,708
†Uranium Energy Corp.	13,992	86,890
VAALCO Energy, Inc.	3,440	19,746
Valero Energy Corp.	23,740	3,205,612
†Vital Energy, Inc.	1,478	39,758
Vitesse Energy, Inc.	1,949	46,815
W&T Offshore, Inc.	14,633	31,461
Williams Cos., Inc.	41,745	1,905,659
World Kinect Corp.	8,358	258,346
		72,781,847
Paper & Forest Products–0.06%
†Clearwater Paper Corp.	2,473	70,580
†Glatfelter Corp.	4,944	8,899
Louisiana-Pacific Corp.	6,109	656,473
Mercer International, Inc.	10,372	70,219
Sylvamo Corp.	1,931	165,776
		971,947
Passenger Airlines–0.34%
†Alaska Air Group, Inc.	9,637	435,689
Allegiant Travel Co.	1,216	66,953
†American Airlines Group, Inc.	26,619	299,197
Copa Holdings SA Class A	3,120	292,781
Delta Air Lines, Inc.	35,783	1,817,419
†Frontier Group Holdings, Inc.	8,372	44,790
†JetBlue Airways Corp.	28,121	184,474
†SkyWest, Inc.	5,859	498,132
Southwest Airlines Co.	22,825	676,305
Spirit Airlines, Inc.	8,530	20,472
†United Airlines Holdings, Inc.	25,205	1,438,197
		5,774,409
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Personal Care Products–0.26%
†BellRing Brands, Inc.	10,725	$651,222
†Coty, Inc. Class A	39,789	373,619
Edgewell Personal Care Co.	5,853	212,698
†elf Beauty, Inc.	3,904	425,653
Estee Lauder Cos., Inc. Class A	3,566	355,494
†Herbalife Ltd.	9,618	69,153
†Honest Co., Inc.	14,486	51,715
Inter Parfums, Inc.	1,986	257,147
Kenvue, Inc.	77,810	1,799,745
†Medifast, Inc.	806	15,427
Natural Health Trends Corp.	1,722	10,246
Nu Skin Enterprises, Inc. Class A	4,913	36,209
†USANA Health Sciences, Inc.	2,193	83,159
		4,341,487
Pharmaceuticals–2.78%
†Amneal Pharmaceuticals, Inc.	12,683	105,523
†Amphastar Pharmaceuticals, Inc.	695	33,728
†ANI Pharmaceuticals, Inc.	738	44,029
†Arvinas, Inc.	1,633	40,221
†Assertio Holdings, Inc.	927	1,094
Bristol-Myers Squibb Co.	69,858	3,614,453
†Catalent, Inc.	9,056	548,522
†Collegium Pharmaceutical, Inc.	361	13,949
†Corcept Therapeutics, Inc.	5,666	262,223
†Elanco Animal Health, Inc.	22,076	324,296
Eli Lilly & Co.	18,794	16,650,356
†Fulcrum Therapeutics, Inc.	6,899	24,629
†Harmony Biosciences Holdings, Inc.	1,454	58,160
†Innoviva, Inc.	12,944	249,949
†Jazz Pharmaceuticals PLC	4,147	462,017
Johnson & Johnson	65,931	10,684,778
†Ligand Pharmaceuticals, Inc.	1,149	115,003
Merck & Co., Inc.	49,340	5,603,050
†Nektar Therapeutics	9,757	12,684
Organon & Co.	9,303	177,966
†Pacira BioSciences, Inc.	3,506	52,765
Perrigo Co. PLC	8,951	234,785
Pfizer, Inc.	135,639	3,925,393
Phibro Animal Health Corp. Class A	1,442	32,474
†Pliant Therapeutics, Inc.	1,349	15,122
†Prestige Consumer Healthcare, Inc.	4,178	301,234
SIGA Technologies, Inc.	5,213	35,188
†Supernus Pharmaceuticals, Inc.	3,800	118,484
†Tarsus Pharmaceuticals, Inc.	1,337	43,974
LVIP Dimensional U.S. Core Equity 1 Fund–20

LVIP Dimensional U.S. Core Equity 1 Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Pharmaceuticals (continued)
Viatris, Inc.	55,995	$650,102
Zoetis, Inc.	12,497	2,441,664
		46,877,815
Professional Services–1.43%
†Alight, Inc. Class A	12,149	89,903
†Amentum Holdings, Inc.	5,278	170,215
Automatic Data Processing, Inc.	13,475	3,728,937
Barrett Business Services, Inc.	1,200	45,012
Booz Allen Hamilton Holding Corp.	5,804	944,659
Broadridge Financial Solutions, Inc.	5,085	1,093,428
†CACI International, Inc. Class A	1,969	993,479
†CBIZ, Inc.	4,603	309,736
†Clarivate PLC	13,346	94,757
†Conduent, Inc.	18,114	72,999
CRA International, Inc.	434	76,089
CSG Systems International, Inc.	2,870	139,625
†Dayforce, Inc.	4,852	297,185
Dun & Bradstreet Holdings, Inc.	7,947	91,470
Equifax, Inc.	3,968	1,166,036
†ExlService Holdings, Inc.	11,460	437,199
Exponent, Inc.	3,302	380,655
†First Advantage Corp.	3,752	74,477
†Forrester Research, Inc.	2,034	36,632
†Franklin Covey Co.	993	40,842
†FTI Consulting, Inc.	2,774	631,251
Genpact Ltd.	13,859	543,411
Heidrick & Struggles International, Inc.	2,100	81,606
†Huron Consulting Group, Inc.	2,013	218,813
†IBEX Holdings Ltd.	1,265	25,275
ICF International, Inc.	1,478	246,516
Insperity, Inc.	2,353	207,064
Jacobs Solutions, Inc.	5,278	690,890
KBR, Inc.	11,823	770,032
Kelly Services, Inc. Class A	5,692	121,866
Kforce, Inc.	2,567	157,742
Korn Ferry	5,540	416,830
†Legalzoom.com, Inc.	5,142	32,652
Leidos Holdings, Inc.	6,591	1,074,333
ManpowerGroup, Inc.	5,185	381,201
Maximus, Inc.	3,536	329,414
†Mistras Group, Inc.	3,448	39,204
†NV5 Global, Inc.	1,400	130,872
†Parsons Corp.	4,776	495,176
Paychex, Inc.	9,227	1,238,171
Paycom Software, Inc.	1,845	307,322
†Paycor HCM, Inc.	2,503	35,518
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Professional Services (continued)
†Paylocity Holding Corp.	1,068	$176,188
Resources Connection, Inc.	4,071	39,489
Robert Half, Inc.	9,812	661,427
Science Applications International Corp.	4,223	588,137
SS&C Technologies Holdings, Inc.	13,279	985,435
†Sterling Check Corp.	2,663	44,525
†TaskUS, Inc. Class A	1,624	20,982
TransUnion	5,672	593,858
TriNet Group, Inc.	3,156	306,037
†TrueBlue, Inc.	5,561	43,876
TTEC Holdings, Inc.	4,912	28,833
†Upwork, Inc.	3,979	41,581
Verisk Analytics, Inc.	7,100	1,902,516
†Verra Mobility Corp.	6,816	189,553
†Willdan Group, Inc.	1,232	50,450
		24,131,381
Real Estate Management & Development–0.33%
†Anywhere Real Estate, Inc.	15,606	79,278
†CBRE Group, Inc. Class A	11,712	1,457,910
†Compass, Inc. Class A	10,409	63,599
†CoStar Group, Inc.	7,680	579,379
†Cushman & Wakefield PLC	4,785	65,219
DigitalBridge Group, Inc.	3,152	44,538
†Douglas Elliman, Inc.	7,459	13,650
eXp World Holdings, Inc.	2,976	41,932
†Forestar Group, Inc.	476	15,408
†FRP Holdings, Inc.	1,262	37,683
†Howard Hughes Holdings, Inc.	4,225	327,142
†Jones Lang LaSalle, Inc.	3,942	1,063,591
Kennedy-Wilson Holdings, Inc.	16,113	178,049
Marcus & Millichap, Inc.	4,001	158,560
Newmark Group, Inc. Class A	20,238	314,296
†Opendoor Technologies, Inc.	22,523	45,046
†Rafael Holdings, Inc. Class B	1,698	3,294
†RE/MAX Holdings, Inc. Class A	3,816	47,509
RMR Group, Inc. Class A	862	21,877
†Seaport Entertainment Group, Inc.	469	12,860
St. Joe Co.	5,394	314,524
†Stratus Properties, Inc.	836	21,728
†Tejon Ranch Co.	2,365	41,506
†Zillow Group, Inc. Class A	9,396	595,646
		5,544,224
Semiconductors & Semiconductor Equipment–8.70%
†Advanced Micro Devices, Inc.	28,104	4,611,304
†Allegro MicroSystems, Inc.	1,702	39,657
†Alpha & Omega Semiconductor Ltd.	1,200	44,544
LVIP Dimensional U.S. Core Equity 1 Fund–21

LVIP Dimensional U.S. Core Equity 1 Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Semiconductors & Semiconductor Equipment (continued)
†Ambarella, Inc.	790	$44,560
Amkor Technology, Inc.	32,720	1,001,232
Analog Devices, Inc.	10,644	2,449,929
Applied Materials, Inc.	23,964	4,841,926
†Axcelis Technologies, Inc.	2,339	245,244
Broadcom, Inc.	64,600	11,143,500
†CEVA, Inc.	1,850	44,678
†Cirrus Logic, Inc.	4,291	532,985
†Cohu, Inc.	4,934	126,804
†Credo Technology Group Holding Ltd.	5,380	165,704
†Diodes, Inc.	3,823	245,016
†Enphase Energy, Inc.	3,297	372,627
Entegris, Inc.	5,347	601,698
†First Solar, Inc.	4,407	1,099,282
†FormFactor, Inc.	6,333	291,318
†GLOBALFOUNDRIES, Inc.	2,254	90,724
†Ichor Holdings Ltd.	2,461	78,284
Intel Corp.	118,401	2,777,687
KLA Corp.	4,646	3,597,909
Kulicke & Soffa Industries, Inc.	4,126	186,206
Lam Research Corp.	3,855	3,145,988
†Lattice Semiconductor Corp.	5,484	291,036
†MACOM Technology Solutions Holdings, Inc.	3,456	384,515
†Magnachip Semiconductor Corp.	2,552	11,918
Marvell Technology, Inc.	17,092	1,232,675
†MaxLinear, Inc.	5,270	76,310
Microchip Technology, Inc.	20,408	1,638,558
Micron Technology, Inc.	23,567	2,444,134
MKS Instruments, Inc.	1,192	129,582
Monolithic Power Systems, Inc.	1,103	1,019,724
†Navitas Semiconductor Corp.	22	54
NVE Corp.	50	3,994
NVIDIA Corp.	691,820	84,014,621
NXP Semiconductors NV	4,762	1,142,928
†ON Semiconductor Corp.	23,557	1,710,474
†Onto Innovation, Inc.	4,462	926,133
†PDF Solutions, Inc.	3,040	96,307
†Photronics, Inc.	5,636	139,547
Power Integrations, Inc.	3,262	209,159
†Qorvo, Inc.	5,681	586,847
QUALCOMM, Inc.	27,985	4,758,849
†Rambus, Inc.	6,577	277,681
†Silicon Laboratories, Inc.	2,813	325,098
†SiTime Corp.	484	83,011
Skyworks Solutions, Inc.	7,807	771,097
†SMART Global Holdings, Inc.	6,650	139,318
†SolarEdge Technologies, Inc.	1,092	25,018
†Synaptics, Inc.	3,515	272,694
Teradyne, Inc.	5,610	751,347
Texas Instruments, Inc.	23,553	4,865,343
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Semiconductors & Semiconductor Equipment (continued)
†Ultra Clean Holdings, Inc.	2,793	$111,524
Universal Display Corp.	1,770	371,523
†Veeco Instruments, Inc.	6,193	205,174
		146,794,999
Software–7.37%
†8x8, Inc.	11,274	22,999
A10 Networks, Inc.	4,393	63,435
†ACI Worldwide, Inc.	8,610	438,249
Adeia, Inc.	14,584	173,695
†Adobe, Inc.	10,758	5,570,277
†Agilysys, Inc.	694	75,625
†Alarm.com Holdings, Inc.	2,786	152,311
†Alkami Technology, Inc.	2,093	66,013
†Altair Engineering, Inc. Class A	997	95,223
American Software, Inc. Class A	1,418	15,867
†ANSYS, Inc.	2,448	780,006
†Appfolio, Inc. Class A	491	115,581
†AppLovin Corp. Class A	15,206	1,985,143
†Aspen Technology, Inc.	2,283	545,226
†Atlassian Corp. Class A	1,457	231,386
†Autodesk, Inc.	5,266	1,450,678
†AvePoint, Inc.	4,624	54,425
Bentley Systems, Inc. Class B	8,771	445,655
†Bill Holdings, Inc.	2,416	127,468
†Blackbaud, Inc.	3,139	265,811
†BlackLine, Inc.	1,931	106,475
†Box, Inc. Class A	8,637	282,689
†C3.ai, Inc. Class A	5,190	125,754
†Cadence Design Systems, Inc.	6,591	1,786,359
†CCC Intelligent Solutions Holdings, Inc.	7,680	84,864
†Cerence, Inc.	2,733	8,609
†Cipher Mining, Inc.	11,214	43,398
†Cleanspark, Inc.	6,096	56,937
Clear Secure, Inc. Class A	5,058	167,622
†CommVault Systems, Inc.	737	113,387
†Consensus Cloud Solutions, Inc.	1,735	40,859
†Crowdstrike Holdings, Inc. Class A	1,645	461,373
†CS Disco, Inc.	7,032	41,348
†Datadog, Inc. Class A	1,907	219,419
†Digital Turbine, Inc.	11,311	34,725
†DocuSign, Inc.	4,370	271,333
Dolby Laboratories, Inc. Class A	4,047	309,717
†DoubleVerify Holdings, Inc.	4,073	68,589
†Dropbox, Inc. Class A	7,150	181,825
†Dynatrace, Inc.	8,217	439,363
†E2open Parent Holdings, Inc.	12,037	53,083
†Elastic NV	2,756	211,551
LVIP Dimensional U.S. Core Equity 1 Fund–22

LVIP Dimensional U.S. Core Equity 1 Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Software (continued)
†Envestnet, Inc.	3,287	$205,832
†EverCommerce, Inc.	3,155	32,686
†Fair Isaac Corp.	785	1,525,663
†Five9, Inc.	707	20,312
†Fortinet, Inc.	16,832	1,305,322
†Freshworks, Inc. Class A	3,698	42,453
Gen Digital, Inc.	30,275	830,443
†Guidewire Software, Inc.	3,986	729,199
†HashiCorp, Inc. Class A	1,932	65,418
†HubSpot, Inc.	658	349,793
†Informatica, Inc. Class A	3,872	97,884
†Instructure Holdings, Inc.	1,378	32,452
†Intapp, Inc.	1,789	85,568
InterDigital, Inc.	3,332	471,911
Intuit, Inc.	4,776	2,965,896
†Jamf Holding Corp.	2,756	47,817
†JFrog Ltd.	4,755	138,085
†LiveRamp Holdings, Inc.	4,728	117,160
†Manhattan Associates, Inc.	3,211	903,511
†MeridianLink, Inc.	2,104	43,279
Microsoft Corp.	172,364	74,168,229
†Mitek Systems, Inc.	6,389	55,393
†N-able, Inc.	12,483	163,028
†nCino, Inc.	2,494	78,785
†NCR Voyix Corp.	13,077	177,455
†Nutanix, Inc. Class A	4,542	269,114
†Olo, Inc. Class A	5,662	28,084
†ON24, Inc.	3,631	22,222
†OneSpan, Inc.	3,332	55,544
Oracle Corp.	40,525	6,905,460
†Palantir Technologies, Inc. Class A	14,120	525,264
†Palo Alto Networks, Inc.	3,841	1,312,854
Pegasystems, Inc.	2,298	167,961
†PowerSchool Holdings, Inc. Class A	2,972	67,791
†Procore Technologies, Inc.	1,923	118,688
Progress Software Corp.	4,679	315,224
†PTC, Inc.	3,437	620,928
†Q2 Holdings, Inc.	3,020	240,905
†Qualys, Inc.	1,453	186,652
†Rimini Street, Inc.	12,300	22,755
†RingCentral, Inc. Class A	2,899	91,695
Roper Technologies, Inc.	2,223	1,236,966
Salesforce, Inc.	12,611	3,451,757
†Samsara, Inc. Class A	2,905	139,789
Sapiens International Corp. NV	854	31,829
†SEMrush Holdings, Inc. Class A	2,352	36,950
†SentinelOne, Inc. Class A	1,963	46,955
†ServiceNow, Inc.	1,795	1,605,430
†Smartsheet, Inc. Class A	1,585	87,746
SolarWinds Corp.	14,962	195,254
†Sprinklr, Inc. Class A	4,205	32,505
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Software (continued)
†SPS Commerce, Inc.	602	$116,890
†Synchronoss Technologies, Inc.	492	7,323
†Synopsys, Inc.	2,637	1,335,350
†Telos Corp.	5,330	19,135
†Teradata Corp.	5,833	176,973
†Terawulf, Inc.	12,048	56,385
†Tyler Technologies, Inc.	1,278	745,994
†UiPath, Inc. Class A	13,593	173,990
†Unity Software, Inc.	1,201	27,167
†Verint Systems, Inc.	5,416	137,187
†Vertex, Inc. Class A	3,200	123,232
†Workday, Inc. Class A	1,507	368,326
†Xperi, Inc.	5,833	53,897
†Yext, Inc.	8,400	58,128
†Zoom Video Communications, Inc. Class A	6,521	454,775
†Zscaler, Inc.	1,623	277,436
		124,386,436
Specialty Retail–2.77%
†1-800-Flowers.com, Inc. Class A	5,253	41,656
†Abercrombie & Fitch Co. Class A	8,315	1,163,268
Academy Sports & Outdoors, Inc.	6,424	374,905
Advance Auto Parts, Inc.	4,345	169,412
American Eagle Outfitters, Inc.	17,294	387,213
†America's Car-Mart, Inc.	559	23,433
Arhaus, Inc.	7,785	95,833
Arko Corp.	5,331	37,424
†Asbury Automotive Group, Inc.	1,870	446,163
†AutoNation, Inc.	9,088	1,626,025
†AutoZone, Inc.	427	1,345,067
Bath & Body Works, Inc.	7,666	244,699
Best Buy Co., Inc.	17,025	1,758,682
†Beyond, Inc.	1,966	19,817
Big 5 Sporting Goods Corp.	900	1,881
†Boot Barn Holdings, Inc.	2,196	367,347
Buckle, Inc.	4,520	198,744
Build-A-Bear Workshop, Inc.	2,901	99,707
†Burlington Stores, Inc.	2,104	554,362
Caleres, Inc.	5,720	189,046
Camping World Holdings, Inc. Class A	2,739	66,339
†CarMax, Inc.	7,234	559,767
†Carvana Co.	3,263	568,121
Cato Corp. Class A	4,303	21,472
†Chewy, Inc. Class A	1,306	38,253
†Citi Trends, Inc.	2,149	39,477
Designer Brands, Inc. Class A	7,264	53,608
LVIP Dimensional U.S. Core Equity 1 Fund–23

LVIP Dimensional U.S. Core Equity 1 Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Specialty Retail (continued)
†Destination XL Group, Inc.	9,137	$26,863
Dick's Sporting Goods, Inc.	5,281	1,102,145
†Duluth Holdings, Inc. Class B	3,677	13,826
†Five Below, Inc.	3,322	293,499
†Floor & Decor Holdings, Inc. Class A	4,802	596,264
Foot Locker, Inc.	8,332	215,299
†GameStop Corp. Class A	8,223	188,553
Gap, Inc.	29,199	643,838
†Genesco, Inc.	3,102	84,281
Group 1 Automotive, Inc.	1,700	651,168
†GrowGeneration Corp.	4,826	10,279
Guess?, Inc.	8,419	169,474
Haverty Furniture Cos., Inc.	2,655	72,933
Home Depot, Inc.	26,545	10,756,034
†Lands' End, Inc.	2,926	50,532
†Leslie's, Inc.	2,875	9,085
Lithia Motors, Inc.	2,853	906,227
Lowe's Cos., Inc.	13,215	3,579,283
†MarineMax, Inc.	2,439	86,024
Monro, Inc.	2,231	64,387
Murphy USA, Inc.	1,841	907,374
†National Vision Holdings, Inc.	4,591	50,088
†ODP Corp.	4,524	134,589
†O'Reilly Automotive, Inc.	1,416	1,630,666
Penske Automotive Group, Inc.	4,862	789,686
†PetMed Express, Inc.	1,000	3,680
†Restoration Hardware, Inc.	1,359	454,490
†Revolve Group, Inc.	600	14,868
Ross Stores, Inc.	13,345	2,008,556
†Sally Beauty Holdings, Inc.	5,960	80,877
Shoe Carnival, Inc.	3,150	138,128
Signet Jewelers Ltd.	5,297	546,333
†Sleep Number Corp.	2,723	49,885
Sonic Automotive, Inc. Class A	3,294	192,633
†Sportsman's Warehouse Holdings, Inc.	165	447
†Tilly's, Inc. Class A	4,502	22,960
TJX Cos., Inc.	35,030	4,117,426
Tractor Supply Co.	5,294	1,540,183
†Ulta Beauty, Inc.	2,365	920,269
Upbound Group, Inc.	4,964	158,798
†Urban Outfitters, Inc.	8,844	338,814
†Valvoline, Inc.	9,639	403,392
†Victoria's Secret & Co.	4,609	118,451
†Warby Parker, Inc. Class A	5,600	91,448
Williams-Sonoma, Inc.	12,612	1,953,851
Winmark Corp.	151	57,822
†Zumiez, Inc.	3,015	64,220
		46,801,649
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Technology Hardware, Storage & Peripherals–5.18%
Apple, Inc.	341,919	$79,667,127
†Corsair Gaming, Inc.	3,545	24,673
Dell Technologies, Inc. Class C	6,816	807,969
†Diebold Nixdorf, Inc.	1,788	79,852
Hewlett Packard Enterprise Co.	59,887	1,225,288
HP, Inc.	32,710	1,173,308
NetApp, Inc.	10,966	1,354,411
†Pure Storage, Inc. Class A	6,893	346,304
Seagate Technology Holdings PLC	7,201	788,726
†Super Micro Computer, Inc.	2,058	856,951
†Western Digital Corp.	14,536	992,663
Xerox Holdings Corp.	14,324	148,683
		87,465,955
Textiles, Apparel & Luxury Goods–0.69%
†Capri Holdings Ltd.	13,904	590,086
Carter's, Inc.	3,697	240,231
Columbia Sportswear Co.	4,239	352,642
†Crocs, Inc.	3,739	541,445
†Culp, Inc.	695	4,552
†Deckers Outdoor Corp.	9,258	1,476,188
†Figs, Inc. Class A	6,522	44,610
†Fossil Group, Inc.	8,573	10,030
†G-III Apparel Group Ltd.	5,981	182,540
†Hanesbrands, Inc.	36,640	269,304
Kontoor Brands, Inc.	4,497	367,765
Levi Strauss & Co. Class A	6,870	149,766
†Lululemon Athletica, Inc.	3,152	855,295
Movado Group, Inc.	2,255	41,943
NIKE, Inc. Class B	30,702	2,714,057
Oxford Industries, Inc.	1,750	151,830
PVH Corp.	5,201	524,417
Ralph Lauren Corp.	3,815	739,614
†Skechers USA, Inc. Class A	10,959	733,376
Steven Madden Ltd.	5,325	260,872
Tapestry, Inc.	16,823	790,345
†Under Armour, Inc. Class A	23,812	203,594
†Unifi, Inc.	3,174	23,297
†Vera Bradley, Inc.	810	4,423
VF Corp.	13,941	278,123
Wolverine World Wide, Inc.	3,281	57,155
		11,607,500
Tobacco–0.42%
Altria Group, Inc.	43,037	2,196,608
Philip Morris International, Inc.	36,329	4,410,341
Turning Point Brands, Inc.	2,141	92,384
Universal Corp.	2,660	141,273
Vector Group Ltd.	14,208	211,983
		7,052,589
LVIP Dimensional U.S. Core Equity 1 Fund–24

LVIP Dimensional U.S. Core Equity 1 Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Trading Companies & Distributors–1.01%
Air Lease Corp.	10,742	$486,505
Alta Equipment Group, Inc.	1,440	9,706
Applied Industrial Technologies, Inc.	3,004	670,283
†Beacon Roofing Supply, Inc.	8,312	718,406
†BlueLinx Holdings, Inc.	1,356	142,950
Boise Cascade Co.	5,038	710,257
†Core & Main, Inc. Class A	7,166	318,170
†Custom Truck One Source, Inc.	7,992	27,572
†Distribution Solutions Group, Inc.	1,498	57,688
†DNOW, Inc.	13,867	179,300
†DXP Enterprises, Inc.	1,631	87,030
Fastenal Co.	23,668	1,690,369
Ferguson Enterprises, Inc.	6,703	1,331,015
GATX Corp.	3,554	470,727
Global Industrial Co.	4,022	136,627
†GMS, Inc.	4,268	386,553
H&E Equipment Services, Inc.	5,317	258,832
Herc Holdings, Inc.	3,940	628,154
†Hudson Technologies, Inc.	4,947	41,258
McGrath RentCorp	2,004	210,981
†MRC Global, Inc.	11,216	142,892
MSC Industrial Direct Co., Inc. Class A	5,382	463,175
Rush Enterprises, Inc. Class A	9,574	501,515
†SiteOne Landscape Supply, Inc.	1,610	242,965
†Titan Machinery, Inc.	4,300	59,899
†Transcat, Inc.	373	45,047
United Rentals, Inc.	3,735	3,024,342
Watsco, Inc.	1,298	638,460
WESCO International, Inc.	5,833	979,827
Willis Lease Finance Corp.	304	45,238
WW Grainger, Inc.	2,255	2,342,517
†Xometry, Inc. Class A	1,644	30,200
		17,078,460
Water Utilities–0.11%
American States Water Co.	2,081	173,327
American Water Works Co., Inc.	5,951	870,274
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Water Utilities (continued)
Artesian Resources Corp. Class A	766	$28,480
California Water Service Group	3,488	189,119
Essential Utilities, Inc.	9,219	355,577
Middlesex Water Co.	1,357	88,531
SJW Group	2,175	126,389
York Water Co.	591	22,139
		1,853,836
Wireless Telecommunication Services–0.24%
†Gogo, Inc.	3,721	26,717
Spok Holdings, Inc.	1,858	27,981
Telephone & Data Systems, Inc.	9,452	219,759
T-Mobile U.S., Inc.	16,996	3,507,295
†U.S. Cellular Corp.	3,838	209,747
		3,991,499
Total Common Stock (Cost $657,739,329)		1,685,460,944
RIGHTS–0.00%
†=ABIOMED, Inc.	1,351	1,378
†=Chinook Therapeutics, Inc.	5,559	2,168
†=Mirati Therapeutics, Inc.	1,683	5,015
†=Resolute Forest Products, Inc.	7,351	1,958
†Seaport Entertainment Group, Inc.	469	1,383
†=Spectrum Pharmaceuticals, Inc.	5,200	0
Total Rights (Cost $15,578)		11,902

MONEY MARKET FUND–0.28%
State Street Institutional U.S. Government Money Market Fund -Premier Class (seven-day effective yield 4.94%)	4,675,755	4,675,755
Total Money Market Fund (Cost $4,675,755)		4,675,755

TOTAL INVESTMENTS–100.14% (Cost $662,430,662)	1,690,148,601
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.14%)	(2,407,667)
NET ASSETS APPLICABLE TO 34,936,140 SHARES OUTSTANDING–100.00%	$1,687,740,934

†Non-income producing.
=The value of this security was determined using significant unobservable inputs.

LVIP Dimensional U.S. Core Equity 1 Fund–25

LVIP Dimensional U.S. Core Equity 1 Fund
Schedule of Investments (continued)
Summary of Abbreviations:
ADR–American Depositary Receipt
IT–Information Technology
S&P–Standard & Poor’s
LVIP Dimensional U.S. Core Equity 1 Fund–26